UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2023

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Semi-Annual Report 2023

January 31, 2023 (Unaudited)

Domini Impact Equity FundSM

Domini International Opportunities FundSM

Domini Sustainable Solutions FundSM

Domini Impact International Equity FundSM

Domini Impact Bond FundSM

Thousands of starfish washed ashore.

A little girl began placing them back in the water

so they wouldn’t die.

“Don’t bother, dear,” her mother said,

“it won’t make a difference.”

The girl stopped for a moment and

looked at the starfish in her hand.

“It will make a difference to this one.”

Sign up for Domini news and impact updates at domini.com/subscribe

TABLE OF CONTENTS

2	Letter to Shareholders

4	Back to Nature

Fund Performance and Holdings

7	Domini Impact Equity Fund

17	Domini International Opportunities Fund

29	Domini Sustainable Solutions Fund

34	Domini Impact International Equity Fund

45	Domini Impact Bond Fund

64	Expense Example

Financial Statements

67	Domini Impact Equity Fund

68	Domini International Opportunities Fund

69	Domini Sustainable Solutions Fund

70	Domini Impact International Equity Fund

111	Domini Impact Bond Fund

135	Proxy Voting Information

135	Quarterly Portfolio Schedule Information

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

In thinking about the six months ending on January 31, 2023, the phrase of Shakespeare’s Macbeth, “full of sound and fury and signifying nothing,” comes to mind. We saw days of extreme optimism followed by dismal headlines only to revert again the following day. But when all was said and done, the semi-annual period resulted in a 1.3% decline of the S&P 500, a widely followed broad U.S. stock market index. That’s minor when taken in context of the swings of the period. Considering that interest rates were raised by the Federal Reserve five times, a record for a six-month period, this sideways drift was quite remarkable, and an indication that investors feel some confidence that the economy will benefit from these actions.

There were several reasons a major sell-off could have taken place. In addition to higher rates, we saw catastrophic weather pummel most of the globe and certainly most of our country. The war in Ukraine has not resolved. Our politicians still remain at opposite sides of the chasm on most policy decisions. Regulators ignored cryptocurrency and it imploded, destroying wealth as it did so. Yes, during such a period, a relatively flat stock market could be interpreted as a strong statement of confidence.

Among this dizzying swirl of events, there was one especially bright spot of special interest to responsible investors. The United Nations Biodiversity Conference (also known as the Biodiversity COP15), held in Montreal, Canada, produced an important, quite possibly planet-saving agreement to protect our natural world. 188 nations agreed to several key strategies aimed at preserving those species now at risk. One resolution is that transnational companies and financial institutions should shoulder a part of the burden by monitoring and disclosing their impacts on biodiversity.

There are those who argue that species loss doesn’t really matter to humans. But consider the effects of severe weather. Would the shorelines be better protected if oysters still thrived along them? Would watersheds naturally channel excess capacity downstream if wolves still kept deer off the banks, thereby allowing vegetation to secure the channel? While the Kunming-Montreal Global Biodiversity Framework of the Biodiversity COP 15 has been adopted and outcomes are difficult to predict, the call for action is evidenced by the consensus of a vast number of nations. This provides hope that we can find a path forward to live in harmony with nature.

Each year we provide a topical essay that we believe is of interest to our shareholders. To celebrate the adoption of the Global Biodiversity Framework, Amy Domini’s essay “Back to Nature,” first published in 2014, seemed written for such an occasion. After almost ten years, the relevance and messages of this piece resonate today. Amy’s reflection that “untouched places gave me the ability to find peace in a bird’s stare” stirs us to recognize the value of nature in our lives. And her forthright challenge — to conserve more and live with less — is a reminder that we all have a role in protecting our planet.

We at Domini remain convinced that responsible investors are an essential part of the solution. We have long believed that we can harness the power of finance to help build a better future for all. We thank you for your ongoing support of the field and for your investment with us.

Carole Laible CEO	Amy Domini Founder and Chair

BACK TO NATURE

In this essay, Amy shares some personal memories about the virtues of spending time in nature. Companies, and we as consumers, hold a responsibility to safeguard nature and biodiversity. She sheds a light on what we need to do to get this done.

For most of my life, I have enjoyed taking long walks by myself in the woods and fields. When I was a young girl, these walks might have lasted a couple of hours. We lived in the Berkshire foothills, so the woods were hilly and full of boulders. As I grew into my teens and twenties, I spent time on Cape Cod and learned about walking over sandy beaches and rocky shores. In recent years, I’ve largely returned to the woods, where beaten trails are shaded and filled with discoverable wonders.

Walks provide a person with a chance to accomplish a great deal. One gets a bit of exercise, a chance to meditate, a chance to discover and, for some, the thrill of exhaustion. As a young girl, I could walk through woods that led to a cow farm. It was only because of an old stone wall that I knew a farm had once been on that location. There was a spongy spot marking a shallow spring, and it was surrounded by a yellow flower I knew was cowslip because I was a Girl Scout and studied such things.

Once, as I was resting against a fallen tree that often had bugs and mushrooms on it, a small bird stopped nearby. We locked eyes and stared at each other for a long time. When I went home, I tried to identify it but failed. Another area had small birch trees, some white and some black. The black birch has bark that is sweet, like spearmint, and I’d stop and suck on bits of it. The thin white birch trees were supple. I could pull their heads low and grab a spot. Then with a little jump I’d be lifted off my feet and gently set down in another spot.

Pristine natural environments give us a gift, and that gift is a lasting one. Pristine places are important. Much as I love the manicured parks of the great cities, and much as I love the manicured little garden on my own land, it was the earlier experience of untouched places that gave me the ability to find peace in a bird’s stare.

Today, I work with ethical investors, and I recognize that our natural environment is an important partner to humankind and to corporations. Corporations depend heavily on a functional natural ecosystem for so many things, but do they recognize that in a partnership there is give and take? That’s what ethical investors care about. For example, most U.S. home-building companies have a business model that is not great for the planet. They find a pristine place and put in roads and yards and houses. The houses they build have terrible carbon footprints and must be arrived at by car, another environmental problem. But in England, the laws are different. Houses are frequently built on old brownfields and other land that has been despoiled.

These houses are situated near public transit and bike lanes and are ecologically designed to function as a small village. The website of one company speaks of building around the centuries-old hedges that stood on the land.

So, there is good news. Climate change has not gone unnoticed by institutional investors, who for some years now have been putting pressure on corporate leadership to disclose their carbon footprints, to reduce their waste, and to manage their affairs with greater ecological efficiency. There is also good news on the corporate side as more and more companies take steps to do a better job.

Corporations depend heavily on a functional natural ecosystem for so many things, but do they recognize that in a partnership there is give and take?

Corporations in and of themselves are a problem, but they are not the only one. They survive by selling what people believe they need, or at least want. Who has not seen photographs of children living in favelas built on garbage heaps? Who has not seen photographs of children dipping a cup into a barrel of water, a barrel clearly labeled as containing hazardous materials? These children will never take a long walk out to where the birch trees sway. You and I are the problem, and the reason is our uncontrolled consumption.

Face it: Those reading this column have more than they need. A small home with sparse furnishings and a couple of changes of clothes was plenty for millennia. But because we want more, we feed the beast. And the beast of capitalism finds ways to get us more stuff at a price point we feel good about. That means creating externalities, like not caring where our T-shirt was made or how the copper was mined. We privatize profit to get to get ourselves stuff, while channeling the health and environmental costs onto those poor young children.

It is important that we enjoy and protect pristine spaces. It is also important that we live without every delight our minds can imagine. The pristine space and natural joys of childhood are giving way to our quest for stuff; when you think it through, that’s just wrong.

An investment in the Domini Funds is not a bank deposit and is not insured. Investing involves risk, including possible loss of principal. The market value of Fund investments will fluctuate.

An investment in the Domini Impact Equity Fund is subject to certain risks, including impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. An investment in the Domini International Opportunities Fund is subject to certain risks, including foreign investing, geographic focus, country, currency, impact investing, portfolio management, and information risks. An investment in the Domini Sustainable Solutions Fund is subject to certain risks, including sustainable investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. An investment in the Domini Impact International Equity Fund is subject to certain risks, including foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. These risks may be heightened in connection with investments in emerging market countries. An investment in the Domini Impact Bond Fund is subject to certain risks, including impact investing, portfolio management, style, information, market, interest rate, and credit risks.

The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund depending on whether such investments are in or out of favor. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about Fund investments does not produce the desired results. There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available or complete, which could negatively impact the Adviser’s ability to evaluate such factors and Fund performance.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein is to be considered a recommendation concerning the merits of any noted company, or an offer of sale or solicitation of an offer to buy shares of any Fund or company referenced herein. Such offering is only made by prospectus, which includes details as to the offering price and other material information. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other important information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757 or at domini. com.

The Domini Funds are only offered for sale in the United States. DSIL Investment Services LLC, Distributor, Member FINRA. Domini Impact Investments LLC is the Funds’ Adviser. The Funds are subadvised by unafilliated entities. 3/23

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar chart below provide information as of January 31, 2023 about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDING (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Apple, Inc.	7.9%	Tesla, Inc.	1.7%

Microsoft Corp.	6.8%	Visa, Inc. Class A	1.4%

Alphabet, Inc. Class A	4.1%	Procter & Gamble Co. (The)	1.2%

Amazon.com, Inc.	3.4%	Home Depot, Inc. (The)	1.2%

NVIDIA Corp.	1.7%	Mastercard, Inc. Class A	1.2%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS” was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2023 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class Y shares	S&P 500

1 Year	-13.28%	-17.50%	-13.38%	-13.06%	-13.14%	-8.22%

5 Year	7.59%	6.52%	7.57%	7.95%	7.88%	9.54%

10 Year	10.11%	9.56%	10.09%	10.50%	10.42%	12.68%

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 1.05% and 0.73% (gross and net) for Investor and Institutional shares, respectively, and 1.37%/1.09% and 1.02%/0.80% (gross/net) for Class A and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class Y share expenses to 1.09%, 1.09%, 0.74% and 0.80%, respectively. These expense limitations are in effect through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 94.9%
Common Stocks – 94.9%
Communication Services – 8.2%
Alphabet, Inc., Class A (a)	360,300	$35,612,052
AT&T, Inc.	227,885	4,642,017
Charter Communications, Inc., Class A (a)	3,058	1,175,220
Comcast Corp., Class A	138,121	5,435,061
Electronic Arts, Inc.	8,718	1,121,832
Lumen Technologies, Inc.	33,100	173,775
Netflix, Inc. (a)	14,138	5,002,873
New York Times Co. (The), Class A	62,327	2,171,473
SoftBank Group Corp. ADR	62,164	1,470,179
TELUS Corp.	44,694	963,156
T-Mobile US, Inc. (a)	19,900	2,971,269
Verizon Communications, Inc.	125,395	5,212,670
Walt Disney Co. (The) (a)	58,593	6,356,754

		72,308,331

Consumer Discretionary – 10.3%
Amazon.com, Inc. (a)	285,580	29,451,865
Aptiv PLC (a)	8,600	972,574
Best Buy Co., Inc.	6,349	563,283
BorgWarner, Inc.	7,200	340,416
Bright Horizons Family Solutions, Inc. (a)	2,000	153,560
Chipotle Mexican Grill, Inc. (a)	917	1,509,731
Cie Generale des Etablissements Michelin SCA ADR	47,400	747,972
Dollar General Corp.	7,200	1,681,920
eBay, Inc.	17,100	846,450
Etsy, Inc. (a)	4,000	550,320
Garmin, Ltd.	5,046	498,949
Gildan Activewear, Inc.	5,300	166,049
Home Depot, Inc. (The)	32,851	10,649,309
Lowe’s Cos., Inc.	19,841	4,131,888
MercadoLibre, Inc. (a)	1,550	1,831,620
NIKE, Inc., Class B	40,449	5,150,371
NIO, Inc. ADR (a)	48,700	587,809
NVR, Inc. (a)	100	527,000
Sony Group Corp. ADR	39,755	3,556,482
Starbucks Corp.	35,967	3,925,438
Tapestry, Inc.	8,000	364,560
Target Corp.	14,751	2,539,237
Tesla, Inc. (a)	85,599	14,827,459
TJX Cos., Inc.	34,700	2,840,542
Ulta Beauty, Inc. (a)	1,598	821,308
VF Corp.	11,800	365,092
Williams-Sonoma, Inc.	2,200	296,868

		89,898,072

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE
Consumer Staples – 6.1%
Campbell Soup Co.	6,491	$337,078
Church & Dwight Co., Inc.	7,712	623,592
Clorox Co. (The)	4,000	578,760
Colgate-Palmolive Co.	26,625	1,984,361
Costco Wholesale Corp.	14,203	7,259,721
Estee Lauder Cos., Inc. (The), Class A	6,777	1,877,771
General Mills, Inc.	18,899	1,480,926
Haleon PLC ADR (a)	90,325	731,633
JM Smucker Co. (The)	3,346	511,269
Keurig Dr Pepper, Inc.	27,600	973,728
Kimberly-Clark Corp.	10,918	1,419,449
Kraft Heinz Co. (The)	25,423	1,030,394
Kroger Co. (The)	21,311	951,110
Lamb Weston Holdings, Inc.	4,500	449,505
L’Oreal SA ADR	38,500	3,179,138
McCormick & Co., Inc.	8,800	661,056
Mondelez International, Inc., Class A	44,047	2,882,436
PepsiCo, Inc.	44,131	7,547,284
Procter & Gamble Co. (The)	76,125	10,838,677
SunOpta, Inc. (a)	260,887	2,131,447
Sysco Corp.	16,403	1,270,576
Unilever PLC ADR	79,585	4,066,793
Walgreens Boots Alliance, Inc.	23,048	849,549

		53,636,253

Financials – 10.5%
Aflac, Inc.	18,415	1,353,502
AGNC Investment Corp.	18,200	211,120
Allstate Corp.	8,500	1,091,995
American Express Co.	17,448	3,052,179
Annaly Capital Management, Inc.	14,775	346,769
Aon PLC, Class A	6,300	2,007,684
Banco do Brasil SA ADR	44,600	365,274
Bank of America Corp.	225,054	7,984,916
Bank of Montreal	20,831	2,096,432
Bank of New York Mellon Corp. (The)	23,600	1,193,452
Bank of Nova Scotia (The)	36,266	1,963,079
BlackRock, Inc.	4,434	3,366,337
Canadian Imperial Bank of Commerce	28,300	1,291,046
Capital One Financial Corp.	12,118	1,442,042
Cboe Global Markets, Inc.	3,300	405,504
Charles Schwab Corp. (The)	48,878	3,784,135
Chubb, Ltd.	12,387	2,817,919
Cincinnati Financial Corp.	5,111	578,310
Citigroup, Inc.	60,608	3,164,950
CME Group, Inc.	11,598	2,048,903
Comerica, Inc.	4,154	304,530
Commerce Bancshares, Inc.	3,885	258,586
Discover Financial Services	8,600	1,003,878

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
DNB Bank ASA ADR	28,740	$536,001
East West Bancorp, Inc.	49,344	3,874,491
Equitable Holdings, Inc.	11,600	372,012
Everest Re Group, Ltd.	1,300	454,597
FactSet Research Systems, Inc.	1,200	507,528
Fifth Third Bancorp	21,956	796,783
First Republic Bank	5,800	817,104
Hartford Financial Services Group, Inc. (The)	9,993	775,557
Huntington Bancshares, Inc.	46,000	697,820
Intercontinental Exchange, Inc.	17,595	1,892,342
Invesco, Ltd.	13,803	255,494
KeyCorp	30,900	592,971
London Stock Exchange Group PLC ADR	45,600	1,049,712
M&T Bank Corp.	5,500	858,000
MarketAxess Holdings, Inc.	1,100	400,235
Marsh & McLennan Cos., Inc.	15,830	2,768,825
MetLife, Inc.	18,600	1,358,172
Moody’s Corp.	5,114	1,650,543
Morgan Stanley	41,759	4,064,403
MSCI, Inc.	2,505	1,331,558
Nasdaq, Inc.	12,900	776,451
Northern Trust Corp.	6,600	640,002
PNC Financial Services Group, Inc. (The)	12,849	2,125,610
Principal Financial Group, Inc.	7,600	703,380
Progressive Corp. (The)	18,658	2,544,018
Prudential Financial, Inc.	11,661	1,223,705
Raymond James Financial, Inc.	6,450	727,366
Regions Financial Corp.	29,528	695,089
S&P Global, Inc.	10,458	3,921,122
Signature Bank	2,000	257,900
T Rowe Price Group, Inc.	7,011	816,571
Toronto-Dominion Bank (The)	56,817	3,932,873
Travelers Cos., Inc. (The)	7,416	1,417,346
Truist Financial Corp.	42,202	2,084,357
US BanCorp	43,416	2,162,117
W R Berkley Corp.	6,700	469,938
Zions Bancorp NA	5,000	265,800

		91,950,335

Health Care – 14.2%
AbbVie, Inc.	56,752	8,385,108
Agilent Technologies, Inc.	9,600	1,459,968
Alcon, Inc.	15,762	1,185,460
Align Technology, Inc. (a)	2,300	620,379
Alnylam Pharmaceuticals, Inc. (a)	3,800	860,320
Amgen, Inc.	17,019	4,295,596
AstraZeneca PLC ADR	96,100	6,282,057
Becton Dickinson and Co.	9,051	2,282,843
Biogen, Inc. (a)	4,667	1,357,630

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
BioMarin Pharmaceutical, Inc. (a)	5,800	$669,030
Bio-Rad Laboratories, Inc., Class A (a)	700	327,222
Bio-Techne Corp.	5,200	414,232
Bristol-Myers Squibb Co.	68,401	4,969,333
Catalent, Inc. (a)	5,500	294,525
Cooper Cos., Inc. (The)	1,600	558,288
CSL, Ltd. ADR	31,000	3,268,330
Danaher Corp.	21,215	5,608,822
DENTSPLY SIRONA, Inc.	6,416	236,301
DexCom, Inc. (a)	15,510	1,660,966
Edwards Lifesciences Corp. (a)	19,572	1,501,172
Genmab A/S ADR (a)	20,500	802,575
Gilead Sciences, Inc.	40,146	3,369,855
GSK PLC ADR	64,800	2,284,848
Guardant Health, Inc. (a)	3,300	103,719
Henry Schein, Inc. (a)	4,200	361,830
Hologic, Inc. (a)	53,882	4,384,378
IDEXX Laboratories, Inc. (a)	2,619	1,258,430
Illumina, Inc. (a)	5,049	1,081,496
Incyte Corp. (a)	5,800	493,812
Inspire Medical Systems, Inc. (a)	5,173	1,309,079
Insulet Corp. (a)	2,200	632,104
Intuitive Surgical, Inc. (a)	11,300	2,776,297
Koninklijke Philips NV	29,076	497,781
Lonza Group AG ADR	24,000	1,371,120
Masimo Corp. (a)	1,400	238,112
Merck & Co., Inc.	81,135	8,714,710
Merck KGaA ADR	20,900	870,276
Mettler-Toledo International, Inc. (a)	690	1,057,715
Moderna, Inc. (a)	10,700	1,883,842
Neurocrine Biosciences, Inc. (a)	3,100	343,883
Novo Nordisk A/S ADR	51,978	7,213,507
Organon & Co.	22,995	692,839
PerkinElmer, Inc.	4,000	550,120
Pfizer, Inc.	179,870	7,943,059
QIAGEN N.V. (a)	7,600	372,400
Quest Diagnostics, Inc.	3,715	551,603
Regeneron Pharmaceuticals, Inc. (a)	3,342	2,534,807
ResMed, Inc.	4,646	1,061,007
Sanofi ADR	72,916	3,583,092
Seagen, Inc. (a)	12,149	1,694,543
Siemens Healthineers AG ADR	17,900	478,145
STERIS PLC	3,300	681,483
Stryker Corp.	10,628	2,697,493
Takeda Pharmaceutical Co., Ltd. ADR	99,600	1,573,680
Teleflex, Inc.	1,500	365,130
Thermo Fisher Scientific, Inc.	12,588	7,179,314
Veeva Systems, Inc., Class A (a)	4,506	768,498
Vertex Pharmaceuticals, Inc. (a)	8,243	2,663,313

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Waters Corp. (a)	1,963	$645,003
West Pharmaceutical Services, Inc.	2,300	610,880

		123,933,360

Industrials – 6.5%
ABB, Ltd. ADR	51,300	1,787,805
Allegion PLC	2,700	317,385
Ameresco, Inc., Class A (a)	37,626	2,425,748
AO Smith Corp.	4,100	277,570
Assa Abloy AB ADR	62,342	730,025
Brambles, Ltd. ADR	23,000	392,380
Carrier Global Corp.	27,300	1,242,969
Central Japan Railway Co ADR	55,200	669,576
CH Robinson Worldwide, Inc.	3,800	380,646
Cintas Corp.	2,800	1,242,472
Copart, Inc. (a)	13,500	899,235
CoStar Group, Inc. (a)	12,910	1,005,689
Cummins, Inc.	4,541	1,133,161
Deere & Co.	8,945	3,782,304
Donaldson Co., Inc.	4,000	249,400
Emerson Electric Co.	19,026	1,716,526
Expeditors International of Washington, Inc.	5,300	573,195
FANUC Corp. ADR	61,200	1,080,792
Fastenal Co.	18,458	933,052
Fortune Brands Home & Security, Inc.	4,000	258,040
Generac Holdings, Inc. (a)	2,100	253,260
Graco, Inc.	5,400	368,928
Hubbell, Inc.	1,800	412,038
IAA, Inc. (a)	4,400	183,612
IDEX Corp.	2,400	575,232
Illinois Tool Works, Inc.	8,652	2,042,218
Ingersoll Rand, Inc.	12,869	720,664
JB Hunt Transport Services, Inc.	2,700	510,435
JetBlue Airways Corp. (a)	10,288	82,304
Kone Oyj ADR	23,000	626,290
Lennox International, Inc.	1,000	260,620
Masco Corp.	6,900	367,080
Masterbrand, Inc. (a)	4,000	36,800
Nidec Corp. ADR	63,156	869,027
Nordson Corp.	1,600	389,280
Old Dominion Freight Line, Inc.	3,200	1,066,368
Otis Worldwide Corp.	13,200	1,085,436
Owens Corning	3,133	302,804
Pentair PLC	5,500	304,590
Plug Power, Inc. (a)	19,000	323,380
Recruit Holdings Co., Ltd. ADR	228,100	1,449,575
RELX PLC ADR	60,900	1,809,339
Robert Half International, Inc.	3,600	302,256
Rockwell Automation, Inc.	3,672	1,035,614

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Schneider Electric SE ADR	89,400	$2,900,136
Siemens AG ADR (a)	51,136	3,992,699
Siemens Energy AG ADR	14,900	309,622
SMC Corp. ADR	40,200	1,019,472
Snap-on, Inc.	1,700	422,841
Stanley Black & Decker, Inc.	4,754	424,580
Toro Co. (The)	3,200	356,864
Trane Technologies PLC	7,407	1,326,742
Trex Co., Inc. (a)	3,600	189,792
United Parcel Service, Inc., Class B	23,393	4,333,085
United Rentals, Inc. (a)	2,200	970,090
Vestas Wind Systems A/S ADR	94,100	911,829
Westinghouse Air Brake Technologies Corp.	5,691	590,783
Wolters Kluwer NV ADR	8,300	905,281
WW Grainger, Inc.	1,470	866,536
Xylem, Inc.	5,800	603,258

		56,598,730

Information Technology – 33.3%
Accenture PLC, Class A	20,300	5,664,715
Adobe, Inc. (a)	14,961	5,540,657
Advanced Micro Devices, Inc. (a)	51,750	3,889,012
Analog Devices, Inc.	16,411	2,813,994
Apple, Inc.	481,696	69,503,916
Applied Materials, Inc.	27,502	3,066,198
ASML Holding NV	13,100	8,657,004
Atlassian Corp., Class A (a)	4,600	743,452
Autodesk, Inc. (a)	16,747	3,603,284
Automatic Data Processing, Inc.	13,268	2,996,047
Broadcom, Inc.	12,613	7,378,731
Cadence Design Systems, Inc. (a)	8,784	1,605,979
Cisco Systems, Inc.	120,991	5,888,632
Cloudflare, Inc., Class A (a)	8,600	455,026
Crowdstrike Holdings, Inc., Class A (a)	6,900	730,710
Dropbox, Inc., Class A (a)	8,400	195,132
Enphase Energy, Inc. (a)	32,803	7,261,928
First Solar, Inc. (a)	2,900	515,040
Fiserv, Inc. (a)	18,700	1,994,916
Five9, Inc. (a)	2,300	181,194
Infineon Technologies AG ADR (a)	38,300	1,374,970
Intel Corp.	132,379	3,741,031
International Business Machines Corp.	29,066	3,916,062
Intuit, Inc.	8,822	3,728,795
KLA Corp.	4,510	1,770,085
Lam Research Corp.	4,400	2,200,440
Mastercard, Inc., Class A	27,152	10,062,531
Micron Technology, Inc.	34,700	2,092,410
Microsoft Corp.	239,261	59,291,268
NetApp, Inc.	7,008	464,140

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
NVIDIA Corp.	76,808	$15,005,979
Okta, Inc. (a)	5,000	368,050
Palo Alto Networks, Inc. (a)	36,054	5,719,607
Paychex, Inc.	10,431	1,208,536
Paycom Software, Inc. (a)	1,700	550,698
PayPal Holdings, Inc. (a)	36,600	2,982,534
QUALCOMM, Inc.	35,900	4,782,239
Roper Technologies, Inc.	3,357	1,432,600
Salesforce, Inc. (a)	31,134	5,229,578
ServiceNow, Inc. (a)	6,500	2,958,345
Shopify, Inc., Class A (a)	31,100	1,532,297
Snowflake, Inc., Class A (a)	8,800	1,376,672
Splunk, Inc. (a)	5,200	498,004
STMicroelectronics NV	81,036	3,826,520
Synopsys, Inc. (a)	4,943	1,748,586
Texas Instruments, Inc.	29,152	5,166,026
Visa, Inc., Class A	52,300	12,039,983
VMware, Inc., Class A (a)	7,396	905,788
WEX, Inc. (a)	1,316	243,420
Workday, Inc., Class A (a)	6,400	1,161,152
Zoom Video Communications, Inc., Class A (a)	13,431	1,007,325

		291,071,238

Materials – 2.4%
Air Liquide SA ADR	83,510	2,654,783
Air Products and Chemicals, Inc.	7,159	2,294,531
AptarGroup, Inc.	2,100	242,844
Avery Dennison Corp.	2,600	492,544
CRH PLC ADR	24,400	1,148,752
Ecolab, Inc.	8,248	1,277,038
International Paper Co.	11,700	489,294
Linde PLC	15,730	5,205,686
Mondi PLC ADR	8,000	300,320
Nitto Denko Corp. ADR	9,817	313,260
Novozymes A/S ADR	6,559	339,691
Nucor Corp.	8,092	1,367,710
PPG Industries, Inc.	7,642	996,058
RPM International, Inc.	4,300	386,613
Sherwin-Williams Co. (The)	7,692	1,819,850
Smurfit Kappa Group PLC ADR	8,400	350,784
Steel Dynamics, Inc.	5,200	627,328
Vulcan Materials Co.	4,244	778,053
Westrock Co.	7,885	309,407

		21,394,546

Real Estate – 2.7%
Alexandria Real Estate Equities, Inc.	5,286	849,672
American Tower Corp.	14,909	3,330,522
Boston Properties, Inc.	4,446	331,405

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Real Estate (Continued)
CBRE Group, Inc., Class A (a)	9,522	$814,226
Crown Castle International Corp.	13,722	2,032,365
Digital Realty Trust, Inc.	9,192	1,053,587
Equinix, Inc.	2,931	2,163,459
Equity LifeStyle Properties, Inc.	5,700	409,146
Essex Property Trust, Inc.	2,000	452,140
Extra Space Storage, Inc.	4,200	662,886
Federal Realty OP LP	2,500	278,825
Mid-America Apartment Communities, Inc.	3,800	633,536
Prologis, Inc.	29,722	3,842,460
Public Storage	4,877	1,484,266
SBA Communications Corp.	3,407	1,013,685
Simon Property Group, Inc.	10,600	1,361,676
UDR, Inc.	10,169	433,098
Ventas, Inc.	13,063	676,794
Welltower, Inc.	15,100	1,133,104
WP Carey, Inc.	6,300	538,839
Zillow Group, Inc., Class A (a)	6,100	262,056

		23,757,747

Utilities – 0.7%
Alliant Energy Corp.	7,900	426,837
Consolidated Edison, Inc.	11,461	1,092,348
Eversource Energy	10,958	902,172
Fortis, Inc.	15,700	646,055
National Grid PLC ADR	23,519	1,499,807
Orsted AS ADR	17,900	528,229
SSE PLC ADR	34,800	739,500

		5,834,948

Total Investments – 94.9% (Cost $525,630,221)		830,383,560

Other Assets, less liabilities – 5.1%		44,518,220

Net Assets – 100.0%		$874,901,780

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2023 about the ten largest holdings of the Domini International Opportunities Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

ASML Holding NV	3.5%	Toyota Motor Corp.	2.1%

Novo Nordisk A/S Class B	2.9%	AIA Group, Ltd.	1.7%

Novartis AG	2.7%	Unilever PLC	1.6%

AstraZeneca PLC	2.6%	Siemens AG	1.6%

Linde PLC	2.1%	SAP SE	1.6%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

*Other countries include Brazil 0.7%, Belgium 0.5%, Norway 0.4%, South Africa 0.3%, Austria 0.3%, New Zealand 0.1%, and Luxemburg 0.1%.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2023 (Unaudited)	Investor shares	Institutional shares	MSCI EAFE (net)

1 Year	-7.84%	-7.60%	-2.83%

5 Year	N/A	N/A	N/A

10 Year	N/A	N/A	N/A

Since Inception (11/30/2020)	-1.24%	-0.99%	2.85%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 4.36%/1.40% and 1.79%/1.15% (gross/net) for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 1.40% and 1.15%, respectively. These expense limitations are in effect through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing, geographic focus, country, currency, impact investing, portfolio management, and information risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 94.8%
Common Stocks – 94.8%
Australia – 2.1%
ASX, Ltd.	Diversified Financials	536	$26,185
Brambles, Ltd.	Commercial & Professional Services	4,004	33,990
Cochlear, Ltd.	Health Care Equipment & Services	491	74,053
Dexus	Real Estate	3,012	17,434
Fortescue Metals Group, Ltd.	Materials	5,068	79,916
GPT Group (The)	Real Estate	5,260	17,021
Mirvac Group	Real Estate	10,820	17,451
Pilbara Minerals, Ltd. (a)	Materials	8,363	28,402
Stockland	Real Estate	6,224	17,362
Suncorp Group, Ltd.	Insurance	3,637	32,276
Transurban Group	Transportation	8,684	84,994
Vicinity, Ltd.	Real Estate	12,059	17,613

			446,697

Austria – 0.3%
Erste Group Bank AG	Banks	1,004	38,057
Mondi PLC	Materials	1,403	26,420

			64,477

Belgium – 0.5%
Ageas SA	Insurance	496	24,191
KBC Group NV	Banks	809	59,860
Umicore SA	Materials	559	21,111

			105,162

Brazil – 0.7%
MercadoLibre, Inc. (a)	Retailing	134	158,346

			158,346

Canada – 2.0%
Fortis, Inc.	Utilities	1,314	53,836
Saputo, Inc.	Food, Beverage & Tobacco	800	21,991
SunOpta, Inc. (a)	Food, Beverage & Tobacco	2,420	19,772
Toronto-Dominion Bank (The)	Banks	4,988	344,134

			439,733

China – 1.1%
BYD Co., Ltd., Class H	Automobiles & Components	5,773	182,877
NIO, Inc. ADR (a)	Automobiles & Components	4,320	52,143

			235,020

Denmark – 4.7%
Chr Hansen Holding A/S	Materials	289	21,316
Coloplast A/S, Class B	Health Care Equipment & Services	353	42,575

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark (Continued)
Demant A/S (a)	Health Care Equipment & Services	250	$7,069
DSV A/S	Transportation	501	82,795
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	183	71,643
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,578	632,892
Novozymes A/S, Class B	Materials	585	30,410
Orsted A/S	Utilities	516	45,903
Rockwool A/S, Class B	Capital Goods	35	10,024
Vestas Wind Systems A/S	Capital Goods	2,774	81,088

			1,025,715

Finland – 1.2%
Kesko OYJ, Class B	Food & Staples Retailing	917	21,339
Kone OYJ, Class B	Capital Goods	999	54,426
Nokia Oyj	Technology Hardware & Equipment	14,751	69,871
Nordea Bank Abp	Banks	9,231	107,788

			253,424

France – 9.1%
Air Liquide SA	Materials	1,475	234,621
Amundi SA	Diversified Financials	159	10,399
BioMerieux	Health Care Equipment & Services	138	14,054
BNP Paribas SA	Banks	3,183	218,393
Capgemini SE	Software & Services	459	87,024
Carrefour SA	Food & Staples Retailing	1,341	25,481
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,007	63,397
Credit Agricole SA	Banks	4,127	49,644
Edenred	Software & Services	717	39,015
Eiffage SA	Capital Goods	229	24,435
Gecina SA	Real Estate	146	17,276
Hermes International	Consumer Durables & Apparel	96	179,483
Kering SA	Consumer Durables & Apparel	203	126,535
Klepierre SA (a)	Real Estate	639	16,202
Legrand SA	Capital Goods	739	65,826
L’Oreal SA	Household & Personal Products	685	282,558
Nexans SA	Capital Goods	544	57,629
Orange SA	Telecommunication Services	5,790	61,212
Rexel SA (a)	Capital Goods	857	18,940
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	3,211	314,117
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	70	24,393
Unibail-Rodamco-Westfield (a)	Real Estate	302	19,524

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Worldline SA (a)	Software & Services	645	$29,231

			1,979,389

Germany – 8.2%
adidas AG	Consumer Durables & Apparel	459	73,832
Beiersdorf AG	Household & Personal Products	282	34,250
Carl Zeiss Meditec AG	Health Care Equipment & Services	104	14,994
Deutsche Boerse AG	Diversified Financials	518	92,598
Deutsche Post AG	Transportation	2,738	117,770
Encavis AG	Utilities	3,930	76,068
Henkel AG & Co. KGaA	Household & Personal Products	805	53,734
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,451	124,146
Knorr-Bremse AG	Capital Goods	189	12,410
LEG Immobilien SE	Real Estate	206	16,088
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	365	76,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	348	125,573
Puma SE	Consumer Durables & Apparel	289	19,715
SAP SE	Software & Services	2,929	346,852
Sartorius AG, Preference Shares	Health Care Equipment & Services	82	36,733
Siemens AG	Capital Goods	2,266	353,603
Siemens Energy AG	Capital Goods	1,264	26,402
Siemens Healthineers AG	Health Care Equipment & Services	799	42,806
Symrise AG	Materials	371	39,401
Vonovia SE	Real Estate	2,188	61,744
Zalando SE (a)	Retailing	647	30,142

			1,774,970

Hong Kong – 2.7%
AIA Group, Ltd.	Insurance	33,552	379,520
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	3,631	163,368
Techtronic Industries Co., Ltd.	Capital Goods	3,732	48,128

			591,016

Ireland – 1.1%
Bank of Ireland Group PLC	Banks	2,873	30,663
CRH PLC	Materials	2,115	98,587
Kerry Group PLC, Class A	Food, Beverage & Tobacco	451	42,216
Kingspan Group plc	Capital Goods	441	28,335

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Ireland (Continued)
Smurfit Kappa Group PLC	Materials	742	$31,121

			230,922

Italy – 1.1%
DiaSorin SpA	Health Care Equipment & Services	67	8,713
Intesa Sanpaolo SpA	Banks	47,671	125,213
Moncler SpA	Consumer Durables & Apparel	567	35,451
Prysmian SpA	Capital Goods	738	30,108
Terna – Rete Elettrica Nazionale	Utilities	4,061	32,098

			231,583

Japan – 19.5%
Aeon Co., Ltd.	Food & Staples Retailing	2,077	42,621
Canon, Inc.	Technology Hardware & Equipment	2,800	62,196
Central Japan Railway Co.	Transportation	472	57,625
Chiba Bank, Ltd. (The)	Banks	1,900	14,390
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	15,219
Daifuku Co., Ltd.	Capital Goods	317	17,471
Dai-ichi Life Holdings, Inc.	Insurance	2,705	63,525
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,340	167,868
Daiwa House Industry Co., Ltd.	Real Estate	1,753	42,137
FANUC Corp.	Capital Goods	527	93,201
Fast Retailing Co., Ltd.	Retailing	152	92,404
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,039	55,036
Hankyu Hanshin Holdings, Inc.	Transportation	642	19,099
Hoya Corp.	Health Care Equipment & Services	988	108,753
Kao Corp.	Household & Personal Products	1,282	51,869
Keikyu Corp.	Transportation	700	7,261
Keio Corp.	Transportation	352	12,932
Keisei Electric Railway Co., Ltd.	Transportation	400	11,678
Keyence Corp.	Technology Hardware & Equipment	520	239,613
Kurita Water Industries, Ltd.	Capital Goods	1,698	76,851
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	40,174
Lixil Corp.	Capital Goods	778	13,444
Makita Corp.	Capital Goods	643	17,143
Mitsubishi Estate Co., Ltd.	Real Estate	3,316	42,660
Mitsui Fudosan Co., Ltd.	Real Estate	2,451	45,983

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
MS&AD Insurance Group Holdings, Inc.	Insurance	1,235	$39,648
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,715	98,086
Nidec Corp.	Capital Goods	1,364	75,661
Nintendo Co., Ltd.	Media & Entertainment	3,280	142,345
Nippon Express Holdings, Inc.	Transportation	200	11,617
Nippon Prologis REIT, Inc.	Real Estate	6	13,627
Nippon Telegraph & Telephone Corp.	Telecommunication Services	5,930	177,978
Nissin Foods Holdings Co., Ltd	Food, Beverage & Tobacco	181	14,163
Nitto Denko Corp.	Materials	402	26,008
Nomura Holdings, Inc.	Diversified Financials	8,405	33,574
NTT Data Corp.	Software & Services	1,728	26,828
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	13,160
Omron Corp.	Technology Hardware & Equipment	532	30,810
Oriental Land Co., Ltd.	Consumer Services	552	92,059
ORIX Corp.	Diversified Financials	3,329	58,588
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,401	59,414
Recruit Holdings Co., Ltd.	Commercial & Professional Services	3,950	127,150
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,343	34,418
Resona Holdings, Inc.	Banks	14,671	81,260
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	235	18,848
Sekisui House, Ltd.	Consumer Durables & Apparel	1,713	32,404
Shimano, Inc.	Consumer Durables & Apparel	220	39,270
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	814	38,827
Shiseido Co., Ltd.	Household & Personal Products	1,098	57,122
SMC Corp.	Capital Goods	170	86,425
SoftBank Group Corp.	Telecommunication Services	2,659	125,999
Sony Group Corp.	Consumer Durables & Apparel	3,533	315,970
Sysmex Corp.	Health Care Equipment & Services	421	27,974
Terumo Corp.	Health Care Equipment & Services	1,982	57,750
Tobu Railway Co., Ltd.	Transportation	528	12,400
Tokio Marine Holdings, Inc.	Insurance	5,245	109,956
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	414	144,837
Tokyu Corp.	Transportation	1,598	20,568
TOTO, Ltd.	Capital Goods	399	15,521
Toyota Industries Corp.	Capital Goods	400	24,372
Toyota Motor Corp.	Automobiles & Components	30,697	451,223
Unicharm Corp.	Household & Personal Products	1,102	42,075

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Yaskawa Electric Corp.	Capital Goods	705	$27,583

			4,216,671

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	372	26,656

			26,656

Netherlands – 7.7%
Aalberts NV	Capital Goods	268	12,659
ABN AMRO Bank NV GDR	Banks	2,590	42,944
Adyen NV (a)	Software & Services	75	113,278
Akzo Nobel NV	Materials	503	37,428
Alfen Beheer BV (a)	Capital Goods	627	58,113
Arcadis NV	Commercial & Professional Services	2,448	106,186
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,150	760,125
Basic-Fit NV (a)	Consumer Services	1,820	59,743
Euronext NV	Diversified Financials	253	20,480
ING Groep NV	Banks	10,522	152,207
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,868	85,515
Koninklijke DSM NV	Materials	486	62,437
Koninklijke Philips NV	Health Care Equipment & Services	2,527	43,586
NN Group NV	Insurance	798	34,637
Wolters Kluwer NV	Commercial & Professional Services	718	78,199

			1,667,537

New Zealand – 0.1%
Contact Energy, Ltd.	Utilities	2,240	11,263
Spark New Zealand, Ltd.	Telecommunication Services	5,100	17,192

			28,455

Norway – 0.4%
DNB Bank ASA	Banks	2,498	46,680
Gjensidige Forsikring ASA	Insurance	524	9,412
Orkla ASA	Food, Beverage & Tobacco	2,053	15,317
Storebrand ASA	Insurance	855	7,438

			78,847

Singapore – 1.2%
DBS Group Holdings, Ltd.	Banks	5,157	141,120
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,437	114,603

			255,723

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
South Africa – 0.3%
FirstRand, Ltd.	Diversified Financials	10,755	$39,898
Nedbank Group, Ltd.	Banks	1,156	14,936
Sanlam, Ltd.	Insurance	4,823	15,581

			70,415

Spain – 2.6%
Acciona SA	Utilities	64	12,474
Aena SME SA (a)	Transportation	204	30,620
Amadeus IT Group SA (a)	Software & Services	1,274	80,186
Banco Bilbao Vizcaya Argentaria SA	Banks	15,893	112,151
Banco de Sabadell SA	Banks	15,636	20,421
Banco Santander SA	Banks	47,126	164,536
Bankinter SA	Banks	1,818	13,103
CaixaBank SA	Banks	11,069	49,063
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,415	18,713
Telefonica SA	Telecommunication Services	14,390	54,612

			555,879

Sweden – 2.5%
Alfa Laval AB	Capital Goods	841	26,398
Assa Abloy AB, Class B	Capital Goods	2,750	64,704
Autoliv, Inc.	Automobiles & Components	223	20,543
Axfood AB	Food & Staples Retailing	1,716	44,145
Castellum AB	Real Estate	863	11,828
Essity AB, Class B	Household & Personal Products	1,819	47,464
Fabege AB	Real Estate	753	7,109
H & M Hennes & Mauritz AB, Class B	Retailing	2,074	25,514
Industrivarden AB, Class A	Diversified Financials	824	21,803
Nibe Industrier AB, Class B	Capital Goods	4,627	49,933
Sandvik AB	Capital Goods	2,973	61,373
Skandinaviska Enskilda Banken AB, Class A	Banks	4,287	51,837
Skanska AB, Class B	Capital Goods	916	16,149
SKF AB, Class B	Capital Goods	1,069	18,897
SSAB AB, Class A	Materials	2,448	17,477
Svenska Cellulosa AB SCA, Class B	Materials	1,819	25,230
Svenska Handelsbanken AB, Class A	Banks	4,244	44,205

			554,609

Switzerland – 7.2%
ABB, Ltd.	Capital Goods	4,519	156,775
Adecco Group AG	Commercial & Professional Services	466	17,246
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	65,663

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
Geberit AG	Capital Goods	98	$55,563
Helvetia Holding AG	Insurance	95	11,842
Kuehne + Nagel International AG	Transportation	147	34,929
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	210	119,369
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,395	576,121
Schindler Holding AG	Capital Goods	180	36,283
Sika AG	Materials	434	122,884
Sonova Holding AG	Health Care Equipment & Services	138	34,388
Straumann Holding AG	Health Care Equipment & Services	298	38,881
Swatch Group AG	Consumer Durables & Apparel	108	38,965
Swisscom AG	Telecommunication Services	73	42,980
Zurich Insurance Group AG	Insurance	426	209,924

			1,561,813

United Kingdom – 10.7%
3i Group PLC	Diversified Financials	2,767	53,907
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,248	555,751
Bunzl PLC	Capital Goods	976	35,779
Burberry Group PLC	Consumer Durables & Apparel	1,116	33,946
Compass Group PLC	Consumer Services	4,982	118,841
Halma PLC	Technology Hardware & Equipment	808	21,482
Hiscox, Ltd.	Insurance	989	13,746
Informa PLC	Media & Entertainment	4,126	34,077
Intermediate Capital Group PLC	Diversified Financials	834	14,331
Intertek Group PLC	Commercial & Professional Services	465	24,957
J Sainsbury PLC	Food & Staples Retailing	5,503	17,821
Land Securities Group PLC	Real Estate	2,085	18,240
Legal & General Group PLC	Insurance	16,925	53,186
Linde PLC	Materials	1,373	454,381
London Stock Exchange Group PLC	Diversified Financials	1,029	94,066
M&G PLC	Diversified Financials	6,626	16,524
National Grid PLC	Utilities	10,569	134,166
Phoenix Group Holdings PLC	Insurance	2,467	19,525
Schroders PLC	Diversified Financials	2,691	15,891
Segro PLC	Real Estate	3,491	35,884
Spirax-Sarco Engineering PLC	Capital Goods	213	30,382
SSE PLC	Utilities	3,064	65,307
Unilever PLC	Household & Personal Products	7,059	358,786
Vodafone Group PLC	Telecommunication Services	77,955	89,818

			2,310,794

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States – 7.7%
Alliant Energy Corp.	Utilities	700	$37,821
Autodesk, Inc. (a)	Software & Services	112	24,098
Campbell Soup Co.	Food, Beverage & Tobacco	553	28,717
Clorox Co. (The)	Household & Personal Products	339	49,050
Consolidated Edison, Inc.	Utilities	983	93,690
Copart, Inc. (a)	Commercial & Professional Services	1,188	79,133
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,354	285,412
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	182	40,291
Eversource Energy	Utilities	952	78,378
Ferguson PLC	Capital Goods	595	83,714
General Mills, Inc.	Food, Beverage & Tobacco	1,650	129,294
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,520	44,201
Haleon PLC (a)	Household & Personal Products	3,151	12,609
Kroger Co. (The)	Food & Staples Retailing	1,900	84,797
McCormick & Co., Inc.	Food, Beverage & Tobacco	734	55,138
Nucor Corp.	Materials	722	122,032
Pentair PLC	Capital Goods	450	24,921
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	600	29,400
Schneider Electric SE	Capital Goods	1,564	253,448
Signify NV	Capital Goods	360	13,021
Swiss Re AG	Insurance	817	85,246
Tesla, Inc. (a)	Automobiles & Components	94	16,283

			1,670,694

Total Investments – 94.8% (Cost $20,514,059)			20,534,547

Other Assets, less liabilities – 5.2%			1,122,399

Net Assets – 100.0%			$21,656,946

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2023 about the ten largest holdings of the Domini Sustainable Solutions Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5.4%	East West Bancorp, Inc.	3.6%

ASML Holding NV	4.1%	Enphase Energy, Inc.	3.6%

Palo Alto Networks, Inc.	4.0%	GSK PLC	3.4%

Federal Agricultural Mortgage Corp. Class C	3.9%	Wolters Kluwer NV	3.4%

Autodesk, Inc.	3.8%	Resona Holdings, Inc.	3.1%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SUSTAINABLE SOLUTIONS FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2023 (Unaudited)	Investor shares	Institutional shares	MSCI World Investable Market Index (net)

1 Year	-11.33%	-11.10%	-7.05%

5 Year	N/A	N/A	N/A

10 Year	N/A	N/A	N/A

Since Inception (4/1/2020)	14.48%	14.74%	17.54%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 1.99%/1.40% and 1.40%/1.15% (gross/net) for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share and Institutional share expenses to 1.40% and 1.15%, respectively. These expenses are limitations are in effect through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, sustainable investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI World Investable Market Index (net) (MSCI IMI) is a market capitalization weighted index representing the performance of large-mid- and small-capitalization companies in developed markets. The MSCI IMI includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. See the prospectus for more information. You cannot invest directly in an index.

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 87.0%
Common Stocks – 87.0%
Communication Services – 2.1%
New York Times Co. (The), Class A	17,840	$621,546

		621,546

Consumer Discretionary – 4.8%
Levi Strauss & Co., Class A	34,008	625,747
Tesla, Inc. (a)	4,676	809,977

		1,435,724

Consumer Staples – 2.5%
Haleon PLC (a)	52,933	211,821
SunOpta, Inc. (a)	66,123	540,225

		752,046

Financials – 18.9%
Amalgamated Financial Corp.	12,676	290,914
East West Bancorp, Inc.	13,949	1,095,276
Federal Agricultural Mortgage Corp., Class C	8,688	1,155,243
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,471	1,613,323
Resona Holdings, Inc.	169,462	938,621
Storebrand ASA	65,160	566,877

		5,660,254

Health Care – 17.3%
Cochlear, Ltd.	4,700	708,853
DexCom, Inc. (a)	5,219	558,903
GSK PLC	58,842	1,032,094
Halozyme Therapeutics, Inc. (a)	10,283	532,351
Hologic, Inc. (a)	10,306	838,599
Inspire Medical Systems, Inc. (a)	2,362	597,728
Organon & Co.	13,502	406,815
Seagen, Inc. (a)	3,581	499,478

		5,174,821

Industrials – 14.4%
Acuity Brands, Inc.	3,027	570,650
Alfen Beheer BV (a)	6,687	619,781
Ameresco, Inc., Class A (a)	7,456	480,688
Arcadis NV	7,557	327,796
Kurita Water Industries, Ltd	15,413	697,592
Nexans SA	5,801	614,536
Wolters Kluwer NV	9,252	1,007,660

		4,318,703

Information Technology – 22.3%
ASML Holding NV	1,869	1,235,110
Autodesk, Inc. (a)	5,368	1,154,979

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
Crowdstrike Holdings, Inc., Class A (a)	2,187	$231,603
Enphase Energy, Inc. (a)	4,859	1,075,685
International Business Machines Corp.	1,936	260,837
Palo Alto Networks, Inc. (a)	7,559	1,199,160
STMicroelectronics NV	19,812	931,680
Zoom Video Communications, Inc., Class A (a)	7,880	591,000

		6,680,054

Real Estate – 3.7%
Alexandria Real Estate Equities, Inc.	3,171	509,706
American Tower Corp.	2,707	604,717

		1,114,423

Utilities – 1.0%
Encavis AG	16,104	311,707

		311,707

Total Investments – 87.0% (Cost $22,695,600)		26,069,278

Other Assets, less liabilities – 13.0%		3,901,013

Net Assets – 100.0%		$29,970,291

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

COUNTRY	% NET ASSETS	COUNTRY	% NET ASSETS

United States	53.2%	Australia	2.4%

Netherlands	10.6%	France	2.1%

Germany	6.4%	Norway	1.9%

Japan	5.5%	Canada	1.8%

Singapore	3.1%	Total	87.0%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2023 about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Novartis AG	3.9%	Carrefour SA	1.9%

ASML Holding NV	3.7%	InterContinental Hotels Group PLC	1.8%

BNP Paribas SA	2.2%	Recruit Holdings Co., Ltd.	1.8%

DBS Group Holdings, Ltd.	2.0%	Nintendo Co., Ltd.	1.8%

Vodafone Group PLC	2.0%	CNH Industrial NV	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

*Other countries include Brazil 0.9%, Thailand 0.9%, Norway 0.7%, Taiwan 0.7%, Finland 0.7%, South Africa 0.6%, Belgium 0.5%, Turkey 0.5%, South Korea 0.4%, Israel 0.4%, Hungary 0.2%, Austria, 0.1% and India 0.0%.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2023 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional Shares	Class Y shares	MSCI EAFE (net)

1 Year	-8.80%	-13.19%	-8.86%	-8.42%	-8.41%	-2.83%

5 Year	-1.33%	-2.33%	-1.37%	-0.94%	-1.33%[1]	2.13%

10 Year	4.17%	3.64%	4.15%	4.59%	4.17%[1]	4.95%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 1.34%, 1.37%, 0.89%, and 0.95% (gross and net) for the Investor, Class A, Institutional, and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Class Y share expenses to 1.40% and 1.12%, respectively. These expenses are limitations are in effect through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

1Class Y Shares were not offered prior to July 23, 2018. All performance information for time periods beginning prior to July 23, 2018, is the performance of the Investor Shares. This performance has not been adjusted to reflect the lower expenses of the Class Y Shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.1%
Common Stocks – 98.1%
Australia – 5.8%
Bank of Queensland, Ltd.	Banks	735,115	$3,628,855
Bendigo & Adelaide Bank, Ltd.	Banks	439,113	3,124,856
BlueScope Steel, Ltd.	Materials	600,726	8,177,865
Fortescue Metals Group, Ltd.	Materials	1,081,839	17,059,201
IGO, Ltd.	Materials	93,977	975,256
JB Hi-Fi, Ltd.	Retailing	139,442	4,786,215
Mirvac Group	Real Estate	6,693	10,795
Pilbara Minerals, Ltd. (a)	Materials	1,327,602	4,508,717
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	3,561,607
QBE Insurance Group, Ltd.	Insurance	103,803	1,011,076
Suncorp Group, Ltd.	Insurance	245,000	2,174,187
WiseTech Global, Ltd.	Software & Services	236,266	10,226,974

			59,245,604

Austria – 0.1%
ams-OSRAM AG (a)	Semiconductors & Semiconductor Equipment	120,612	1,122,778

			1,122,778

Belgium – 0.5%
Elia Group SA	Utilities	34,881	4,892,973

			4,892,973

Brazil – 0.9%
Banco do Brasil SA	Banks	351,600	2,810,618
BB Seguridade Participacoes SA	Insurance	739,500	5,487,299
Raia Drogasil SA	Food & Staples Retailing	2,380	11,607
StoneCo, Ltd., Class A (a)	Software & Services	122,794	1,370,381

			9,679,905

China – 1.5%
Lenovo Group, Ltd.	Technology Hardware & Equipment	3,922,100	3,146,838
Ping An Insurance Group Co. of China, Ltd., Class H	Insurance	638,000	4,957,437
SITC International Holdings Co. Ltd.	Transportation	604,000	1,319,936
Wharf Holdings, Ltd. (The)	Real Estate	509,000	1,326,452
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	4,896,500	4,825,199

			15,575,862

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark – 2.3%
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	18,731	$7,333,004
ISS A/S (a)	Commercial & Professional Services	135,978	2,969,900
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	31,342	4,332,916
Pandora A/S	Consumer Durables & Apparel	111,943	9,311,934
Vestas Wind Systems A/S	Capital Goods	290	8,477

			23,956,231

Finland – 0.7%
Metso Outotec Oyj	Capital Goods	242,605	2,785,407
Nokia Oyj	Technology Hardware & Equipment	834,914	3,954,751

			6,740,158

France – 7.8%
BNP Paribas SA	Banks	323,459	22,193,286
Capgemini SE	Software & Services	23,112	4,381,884
Carrefour SA	Food & Staples Retailing	1,012,114	19,231,901
Eiffage SA	Capital Goods	45,645	4,870,433
Gecina SA	Real Estate	11,389	1,347,658
Kering SA	Consumer Durables & Apparel	18	11,220
Klepierre SA (a)	Real Estate	116,858	2,962,895
Nexans SA	Capital Goods	20,368	2,157,709
Rexel SA (a)	Capital Goods	228,794	5,056,349
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	120,602	11,797,927
Unibail-Rodamco-Westfield (a)	Real Estate	37,215	2,405,941
Worldline SA (a)	Software & Services	76,061	3,447,082

			79,864,285

Germany – 6.0%
adidas AG	Consumer Durables & Apparel	33	5,308
Deutsche Telekom AG	Telecommunication Services	232,551	5,175,713
GEA Group AG	Capital Goods	101,650	4,581,796
HUGO BOSS AG	Consumer Durables & Apparel	227,349	15,423,678
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	168,822	6,073,204
Knorr-Bremse AG	Capital Goods	36,519	2,397,892
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	66,270	13,818,416
Scout24 SE	Media & Entertainment	47,240	2,747,435
Telefonica Deutschland Holding AG	Telecommunication Services	2,072,935	6,099,384
Wacker Chemie AG	Materials	36,739	5,547,095

			61,869,921

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 1.4%
AIA Group, Ltd.	Insurance	90,600	$1,024,812
Cathay Pacific Airways, Ltd. (a)	Transportation	965,000	962,050
Swire Pacific, Ltd., Class A	Real Estate	1,098,600	10,070,788
Swire Properties, Ltd.	Real Estate	816,200	2,294,737

			14,352,387

Hungary – 0.2%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,260,150

			2,260,150

India – 0.0%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	13,307

			13,307

Ireland – 1.6%
Bank of Ireland Group PLC	Banks	626,638	6,688,126
CRH PLC	Materials	200,213	9,344,992

			16,033,118

Israel – 0.4%
Wix.com, Ltd. (a)	Software & Services	45,466	3,954,633

			3,954,633

Italy – 1.9%
Banco BPM SpA	Banks	3,072,807	13,816,068
FinecoBank Banca Fineco SpA	Banks	129,121	2,315,614
Intesa Sanpaolo SpA	Banks	404,352	1,062,074
Unipol Gruppo SpA	Insurance	521,545	2,728,756

			19,922,512

Japan – 21.7%
Bandai Namco Holdings, Inc.	Consumer Durables & Apparel	58,000	3,882,256
Brother Industries, Ltd.	Technology Hardware & Equipment	500	7,773
Central Japan Railway Co	Transportation	80	9,767
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	44,200	1,044,509
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	9,289
Fast Retailing Co., Ltd.	Retailing	25,200	15,319,578
Hachijuni Bank, Ltd. (The)	Banks	570,722	2,481,143
Hoya Corp.	Health Care Equipment & Services	68,969	7,591,652
Kao Corp.	Household & Personal Products	272,600	11,029,160

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Kobayashi Pharmaceutical Co., Ltd.	Household & Personal Products	37,700	$2,709,060
Kose Corp.	Household & Personal Products	142,987	15,790,723
Medipal Holdings Corp.	Health Care Equipment & Services	337,557	4,510,876
Mitsubishi Estate Co., Ltd.	Real Estate	1,355,825	17,442,659
Mitsui Fudosan Co., Ltd.	Real Estate	433,100	8,125,362
MS&AD Insurance Group Holdings, Inc.	Insurance	77,410	2,485,117
Nihon M&A Center Holdings, Inc.	Commercial & Professional Services	428,500	4,384,771
Nintendo Co., Ltd.	Media & Entertainment	421,170	18,277,841
Nippon Express Holdings, Inc.	Transportation	35,000	2,033,019
Nomura Real Estate Holdings, Inc.	Real Estate	430	9,486
NTN Corp.	Capital Goods	5,300	10,997
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	509,900	11,074,368
Oracle Corp. Japan	Software & Services	39,600	2,715,374
ORIX Corp.	Diversified Financials	630	11,088
Otsuka Corp.	Software & Services	76,000	2,502,672
Panasonic Holdings Corp.	Consumer Durables & Apparel	113,700	1,055,355
Park24 Co., Ltd. (a)	Commercial & Professional Services	192,100	3,261,162
Persol Holdings Co., Ltd.	Commercial & Professional Services	167,000	3,664,939
Pola Orbis Holdings, Inc.	Household & Personal Products	466,000	6,729,519
Recruit Holdings Co., Ltd.	Commercial & Professional Services	575,700	18,531,747
Ricoh Co., Ltd.	Technology Hardware & Equipment	1,092,800	8,490,815
Shimano, Inc.	Consumer Durables & Apparel	11,300	2,017,049
Sony Group Corp.	Consumer Durables & Apparel	77,970	6,973,168
Sumitomo Realty & Development Co., Ltd.	Real Estate	296,800	7,241,808
Sundrug Co., Ltd.	Food & Staples Retailing	265	7,505
Taisho Pharmaceutical Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	25,600	1,077,875
Tokio Marine Holdings, Inc.	Insurance	78,300	1,641,484
TOPPAN, Inc.	Commercial & Professional Services	540	8,709
Toyo Seikan Group Holdings, Ltd.	Materials	126,027	1,637,450
Trend Micro, Inc.	Software & Services	249,400	12,360,191
USS Co., Ltd.	Retailing	351,000	5,778,633
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	234,900	2,750,800
ZOZO, Inc.	Retailing	246,900	6,406,346

			223,093,095

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Mexico – 1.1%
Arca Continental SAB de CV	Food, Beverage & Tobacco	459,600	$4,060,615
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	17,428	4,740,416
Grupo Bimbo SAB de CV	Food, Beverage & Tobacco	251,600	1,251,175
Grupo Financiero Banorte SAB de CV, Class O	Banks	187,500	1,555,851

			11,608,057

Netherlands – 7.9%
Aegon NV	Insurance	2,583,384	14,234,983
Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	20,434	7,775,156
ASML Holding NV	Semiconductors & Semiconductor Equipment	57,144	37,770,922
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	351,557	10,482,288
NN Group NV	Insurance	236,882	10,281,649

			80,544,998

Norway – 0.7%
Norsk Hydro ASA	Materials	884,196	7,164,154
Orkla ASA	Food, Beverage & Tobacco	1,040	7,759

			7,171,913

Singapore – 2.8%
DBS Group Holdings, Ltd.	Banks	753,656	20,623,657
Oversea-Chinese Banking Corp., Ltd.	Banks	174,200	1,720,436
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	24,652	1,164,067
United Overseas Bank, Ltd.	Banks	245,000	5,566,674

			29,074,834

South Africa – 0.6%
Nedbank Group, Ltd.	Banks	390,566	5,046,263
Sappi, Ltd.	Materials	302,100	891,869

			5,938,132

South Korea – 0.4%
F&F Co., Ltd.	Consumer Durables & Apparel	6,568	814,783
LG Display Co., Ltd.	Technology Hardware & Equipment	176,129	1,961,225
LG Uplus Corp.	Telecommunication Services	154,300	1,395,372

			4,171,380

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Spain – 3.4%
Acciona SA	Utilities	20,760	$4,046,177
Banco Bilbao Vizcaya Argentaria SA	Banks	1,538,624	10,857,488
Banco de Sabadell SA	Banks	3,202,215	4,182,221
Banco Santander SA	Banks	2,168	7,569
Bankinter SA	Banks	156,912	1,130,975
CaixaBank SA	Banks	2,235,092	9,906,975
Corp. ACCIONA Energias Renovables SA	Utilities	39,120	1,598,158
Merlin Properties Socimi SA	Real Estate	128,600	1,255,494
Red Electrica Corp. SA	Utilities	123,542	2,184,344

			35,169,401

Sweden – 3.5%
Axfood AB	Food & Staples Retailing	64,600	1,661,881
Boliden AB	Materials	83,500	3,742,861
Essity AB, Class B	Household & Personal Products	318	8,298
Getinge AB, Class B	Health Care Equipment & Services	393,710	8,858,997
H & M Hennes & Mauritz AB, Class B	Retailing	431,383	5,306,845
Nibe Industrier AB, Class B	Capital Goods	343,379	3,705,635
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	156,425	3,484,301
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	641,827	3,718,554
Trelleborg AB, Class B	Capital Goods	223,935	5,592,853

			36,080,225

Switzerland – 8.1%
ABB, Ltd.	Capital Goods	147,100	5,103,266
Baloise Holding AG	Insurance	34,568	5,665,386
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	447,353	40,301,683
Sonova Holding AG	Health Care Equipment & Services	42,637	10,624,588
Swatch Group AG	Consumer Durables & Apparel	38,250	13,800,131
Swiss Life Holding AG	Insurance	12,167	7,175,538

			82,670,592

Taiwan – 0.7%
AUO Corp.	Technology Hardware & Equipment	1,939,000	1,090,336
Cathay Financial Holding Co., Ltd.	Insurance	1,479,000	2,105,624
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	20,000	1,096,568
Fubon Financial Holding Co., Ltd.	Insurance	1,249,000	2,515,589

			6,808,117

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Thailand – 0.9%
Bumrungrad Hospital PCL	Health Care Equipment & Services	713,100	$4,687,752
TMBThanachart Bank PCL	Banks	109,691,500	4,884,778

			9,572,530

Turkey – 0.5%
BIM Birlesik Magazalar AS	Food & Staples Retailing	716,739	4,752,317

			4,752,317

United Kingdom – 12.7%
3i Group PLC	Diversified Financials	91,191	1,776,586
Ashtead Group PLC	Commercial & Professional Services	43,600	2,867,802
Auto Trader Group PLC	Media & Entertainment	845,646	6,551,617
Burberry Group PLC	Consumer Durables & Apparel	324,110	9,858,671
CNH Industrial NV	Capital Goods	1,006,500	17,788,323
DS Smith PLC	Materials	499,178	2,182,253
Inchcape PLC	Retailing	114,285	1,286,703
InterContinental Hotels Group PLC	Consumer Services	271,692	18,835,050
Investec PLC	Banks	241,200	1,536,968
J Sainsbury PLC	Food & Staples Retailing	341,760	1,106,782
Johnson Matthey PLC	Materials	133,333	3,719,073
Marks & Spencer Group PLC (a)	Food & Staples Retailing	1,204,868	2,170,273
RELX PLC	Commercial & Professional Services	186,202	5,524,005
Rentokil Initial PLC	Commercial & Professional Services	1,547,101	9,367,419
Rightmove PLC	Media & Entertainment	1,534,802	11,135,869
Smiths Group PLC	Capital Goods	347,060	7,398,177
Spirax-Sarco Engineering PLC	Capital Goods	19,164	2,733,537
Travis Perkins PLC	Capital Goods	301,962	3,782,666
Unilever PLC	Household & Personal Products	237	12,046
Vodafone Group PLC	Telecommunication Services	17,659,771	20,347,146

			129,980,966

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States – 2.0%
CyberArk Software, Ltd. (a)	Software & Services	8,038	$1,132,394
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	855,027	14,997,244
Samsonite International SA (a)	Consumer Durables & Apparel	1,523,600	4,540,287

			20,669,925

Total Investments – 98.1% (Cost $930,748,293)			1,006,790,306

Other Assets, less liabilities – 1.9%			19,535,798

Net Assets – 100.0%			$1,026,326,104

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2023 about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2023 (UNAUDITED)	Investor shares	Institutional shares	Class Y shares	Bloomberg U.S. Aggregate Index (BUSA)

1 Year	-9.83%	-9.56%	-9.63%	-8.36%

5 Year	1.03%	1.33%	1.03%[1]	0.86%

10 Year	1.28%	1.55%	1.28%[1]	1.43%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 1.08%/ 0.87%, 0.72%/0.57%, and 0.96%/0.65% (gross/net) for the Investor, Institutional, and Class Y Shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively. These expense limitations are in effect through November 30, 2023, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, style, information, market, interest rate and credit risks. You may lose money.

During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity, and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1Class Y shares were not offered prior to June 1, 2021. All performance information for time periods beginning prior to June 1, 2021, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class Y shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 114.7%
Mortgage Backed Securities – 51.6%
Agency Collateralized Mortgage Obligations – 7.8%
CHNGE Mortgage Trust
Series 2, Class A1, 3.757%, 3/25/67 (a) (b)	626,681	$600,970
Series 4, Class A1, 6.000%, 10/25/57 (a) (f)	570,839	571,017
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	62,065	60,921
Series 3800, Class CB, 3.500%, 2/15/26	105,330	103,455
Series 3806, Class L, 3.500%, 2/15/26	381,585	374,388
Series 3877, Class LM, 3.500%, 6/15/26	231,717	227,465
Series 4961, Class JB, 2.500%, 12/15/42	190,290	175,208
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/42	443,545	419,890
Series 2012-17, Class BC, 3.500%, 3/25/27	319,753	311,294
Series 2017-105, Class ZE, 3.000%, 1/25/48	934,104	745,847
Series 2020-1, Class AC, 3.500%, 8/25/58	243,036	234,509
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	875,956
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 8.856%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (b)	89,027	92,038
Series 2017-C01, Class 1M2, 8.056%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (b)	53,204	54,393
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class XUS, 1.222%, 7/25/41	1,193,068	125,069
Series 2021-P011, Class X1, 1.792%, 9/25/45 (b)	2,230,495	284,538
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.639%, 11/25/29 (b)	8,905,073	315,005
Series K111, Class X1, 1.572%, 5/25/30 (b)	1,447,359	128,817
Series K112, Class X1, 1.434%, 5/25/30 (b)	1,499,873	122,744
Series K113, Class X1, 1.380%, 6/25/30 (b)	2,536,919	199,601
Series K114, Class X1, 1.116%, 6/25/30 (b)	2,344,746	152,082
Series K119, Class X1, 0.930%, 9/25/30 (b)	4,958,585	274,451
Series K121, Class X1, 1.024%, 10/25/30 (b)	658,141	39,278
Series K122, Class X1, 0.881%, 11/25/30 (b)	363,650	19,082
Series K124, Class X1, 0.720%, 12/25/30 (b)	1,465,256	65,203
Series K740, Class X1, 0.754%, 9/25/27 (b)	1,286,911	36,532
Series KG03, Class X1, 1.379%, 6/25/30 (b)	3,199,935	247,087
Series KG04, Class X1, 0.851%, 11/25/30 (b)	2,415,772	121,884
Series KG05, Class X1, 0.312%, 1/25/31 (b)	2,465,000	50,458
Series KG06, Class X1, 0.532%, 10/25/31 (b)	2,297,542	82,724
Series KSG1, Class X1, 1.154%, 9/25/30 (b)	4,056,047	268,531
Series Q014, Class X, 2.793%, 10/25/55 (b)	2,106,455	396,808
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.997%, 5/25/50 (a) (b)	70,000	66,615
Series 2017-K65, Class B, 4.077%, 7/25/50 (a) (b)	155,000	148,547
Series 2017-K66, Class B, 4.038%, 7/25/27 (a) (b)	136,000	129,341
Series 2017-K67, Class B, 3.946%, 9/25/49 (a) (b)	85,000	80,673

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K67, Class C, 3.946%, 9/25/49 (a)(b)	100,000	$93,352
Series 2017-K68, Class B, 3.842%, 10/25/49 (a)(b)	90,000	84,833
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	36,971
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	206,280
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	60,061
Series 2017-K725, Class B, 3.905%, 2/25/50 (a)(b)	100,000	97,596
Series 2017-K726, Class B, 4.000%, 7/25/49 (a)(b)	175,000	170,899
Series 2017-K729, Class B, 3.673%, 11/25/49 (a)(b)	250,000	240,933
Series 2017-K729, Class C, 3.673%, 11/25/49 (a)(b)	90,000	86,158
Series 2018-K154, Class B, 4.025%, 11/25/32 (a)(b)	67,000	59,352
Series 2018-K77, Class B, 4.161%, 5/25/51 (a)(b)	1,070,000	1,023,860
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	517,782
Series 2018-KW07, Class B, 4.084%, 10/25/31 (a)(b)	461,000	386,658
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	617,399
Series 2019-K103, Class B, 3.455%, 12/25/51 (a)(b)	525,000	471,532
Series 2019-K736, Class C, 3.760%, 7/25/26 (a)(b)	400,000	375,751
Series 2019-K95, Class B, 3.921%, 8/25/52 (a)(b)	500,000	465,260
Series 2019-K95, Class C, 3.921%, 8/25/52 (a)(b)	307,000	278,868
Series 2019-K97 , Class C, 3.767%, 9/25/51 (a)(b)	204,000	183,390
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	514,421
Series 2020-K104, Class B, 3.541%, 2/25/52 (a)(b)	520,000	468,651
GCAT Trust, Series CM2, Class A1, 2.352%, 8/25/66 (a)(b)	356,640	327,134
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49 (b)	361,326	281,003
Series 2021-66, Class PY, 2.000%, 3/20/50 (b)	1,885,902	1,201,604
Series 2022-136, Class KZ, 4.000%, 8/20/52 (b)	588,305	498,528
STACR Trust, Series 2018-HRP1, Class M2, 6.156%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	4,393	4,394

		16,955,091

Commercial Mortgage-Backed Securities – 8.3%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	733,387
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	141,093	135,380
Series 2019-BN18, Class XA, 0.892%, 5/15/62 (b)	2,122,896	90,871
Series 2019-BN24, Class XA, 0.639%, 11/15/62 (b)	5,494,482	193,135
Series 2020-BN28, Class XA, 1.764%, 3/15/63 (b)	1,892,915	188,127
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.221%, 3/15/62 (b)	2,319,201	119,698
Series 2020-B18, Class XA, 1.789%, 7/15/53 (b)	502,813	39,371
Series 2020-B22, Class XA, 1.516%, 1/15/54 (b)	883,173	76,469
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	54,385	52,027
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	938,833
BX Commercial Mortgage Trust, Series AHP, Class A, 5.468%, (1 Month USD SOFR CME + 0.990%), 1/17/39 (a)(b)	1,465,000	1,432,699

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	$882,320
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	373,019
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, 11/10/31 (a)(b)	800,000	774,911
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	280,102
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	674,261
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	416,698
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	78,128
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	73,217
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	534,684
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.709%, 9/15/53 (b)	641,109	44,338
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	862,276
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	745,656
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	826,053
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	628,715
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.099%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a)(b)	655,000	599,082
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	1,882,078
Life Mortgage Trust, Series 2021-BMR, Class D, 5.859%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a)(b)	117,956	113,739
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (b)	300,000	297,069
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	296,074
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	174,636
SLG Office Trust
Series OVA, Class B, 2.707%, 7/15/41 (a)	445,000	363,256
Series OVA, Class C, 2.851%, 7/15/41 (a)	835,000	668,225
STWD 2021-LIH Mortgage Trust, Series LIH, Class E, 7.362%, (1 Month USD-LIBOR + 2.903%), 11/15/36 (a)(b)	955,000	898,664
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,376,055
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	326,068

		18,189,321

Federal Home Loan Mortgage Corporation – 0.9%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	18,003	17,305
2.500%, 11/1/27	47,535	45,688
3.000%, 1/1/27	63,067	61,249
3.000%, 7/1/42	21,562	20,297

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
3.000%, 5/1/45	203,037	$189,584
3.010%, (12 Month USD-LIBOR + 1.627%), 10/1/43 (b)	33,633	33,455
3.500%, 12/1/32	101,928	100,289
3.500%, 6/1/48	375,692	359,001
4.000%, 2/1/37	40,094	39,643
4.000%, 8/1/39	21,687	21,443
4.000%, 10/1/39	42,943	42,460
4.000%, 10/1/39	41,306	40,842
4.000%, 11/1/39	18,637	18,427
4.000%, 10/1/40	65,096	64,645
4.000%, 11/1/40	55,967	55,336
4.000%, 11/1/40	9,621	9,493
4.000%, 11/1/40	7,584	7,499
4.000%, 12/1/40	26,481	26,182
4.000%, 6/1/41	5,718	5,666
4.500%, 4/1/35	55,904	56,603
4.500%, 9/1/35	78,597	79,693
4.500%, 7/1/36	54,218	55,058
4.500%, 6/1/39	98,712	100,376
4.500%, 9/1/40	14,060	14,304
4.500%, 2/1/41	30,040	30,562
5.000%, 8/1/33	9,903	10,184
5.000%, 10/1/33	4,377	4,464
5.000%, 4/1/35	11,431	11,756
5.000%, 7/1/35	77,371	79,569
5.000%, 7/1/35	12,806	13,170
5.000%, 1/1/37	48,586	49,967
5.000%, 7/1/40	30,792	31,595
5.000%, 4/1/41	28,664	29,481
5.500%, 12/1/36	48,287	50,748
5.500%, 8/1/40	67,493	70,956
6.000%, 8/1/36	7,773	8,221
6.000%, 7/1/39	39,482	41,684

		1,896,895

Federal National Mortgage Association – 30.3%
Federal National Mortgage Association
2.000%, 10/1/27	66,886	63,666
2.000%, 1/1/28	60,738	57,601
2.000%, 2/1/52	4,809,895	4,085,962
2.000%, 3/1/52	4,646,442	3,987,180
2.500%, 6/1/24	34,001	33,398
2.500%, 11/1/31	43,929	41,807
2.500%, 12/1/31	13,346	12,701
2.500%, 12/1/43	106,861	95,155
2.500%, 4/1/45	119,121	106,065
2.500%, 12/1/51	5,285,548	4,631,914

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
2.500%, 12/1/51	3,024,585	$2,665,883
2.778%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (b)	12,050	12,019
3.000%, 8/1/46	27,779	25,616
3.000%, 10/1/46	532,027	492,146
3.000%, 11/1/46	624,959	574,767
3.000%, 12/1/46	238,014	218,588
3.000%, 1/1/52	2,817,976	2,562,268
3.000%, 2/1/52	4,989,053	4,547,998
3.000%, 6/1/52	4,849,201	4,456,983
3.500%, 12/1/31	4,965	4,929
3.500%, 1/1/32	81,521	80,934
3.500%, 1/1/32	48,952	48,599
3.500%, 10/1/32	63,963	62,871
3.500%, 6/1/46	359,384	343,686
3.500%, 1/1/48	199,612	190,450
4.000%, 11/1/30	8,916	8,872
4.000%, 10/1/33	55,848	55,578
4.000%, 12/1/36	16,791	16,585
4.000%, 8/1/39	21,373	21,111
4.000%, 10/1/39	14,859	14,677
4.000%, 12/1/39	19,865	19,622
4.000%, 1/1/40	182,042	179,810
4.000%, 3/1/40	21,555	21,291
4.000%, 8/1/40	43,642	43,107
4.000%, 8/1/40	7,895	7,799
4.000%, 10/1/40	101,584	100,778
4.000%, 10/1/40	13,849	13,679
4.000%, 11/1/40	14,161	13,987
4.000%, 11/1/40	11,051	10,915
4.000%, 12/1/40	36,605	36,703
4.000%, 2/1/41	34,092	33,673
4.000%, 10/1/49	2,259,574	2,202,241
4.500%, 8/1/35	16,343	16,526
4.500%, 8/1/36	9,784	9,892
4.500%, 8/1/38	37,380	37,932
4.500%, 3/1/39	53,727	54,556
4.500%, 9/1/39	17,653	17,941
4.500%, 2/1/40	26,014	26,439
4.500%, 8/1/40	54,425	55,314
4.500%, 1/1/41	16,458	16,727
4.500%, 9/1/41	33,464	34,011
5.000%, 10/1/39	2,035	2,086
5.500%, 8/1/37	32,184	33,677
6.000%, 12/1/35	17,430	18,029
6.000%, 3/1/36	112,096	120,062
6.000%, 6/1/36	36,885	38,824
6.000%, 8/1/37	10,088	10,561
6.000%, 3/1/38	19,196	20,284

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
TBA 30 Yr, 2.000%, 2/13/53 (c)	4,800,000	$4,038,188
TBA 30 Yr, 2.500%, 2/13/53 (c)	4,177,000	3,652,264
TBA 30 Yr, 3.500%, 2/15/50 (c)	1,700,000	1,593,717
TBA 30 Yr, 4.000%, 2/15/50 (c)	5,800,000	5,595,414
TBA 30 Yr, 4.500%, 2/13/53 (c)	19,030,000	18,780,992

		66,377,050

Government National Mortgage Association – 4.3%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 2/21/53 (c)	2,200,000	1,961,266
TBA 30 Yr, 3.500%, 2/15/50 (c)	5,300,000	5,010,674
TBA 30 Yr, 4.000%, 2/21/53 (c)	1,600,000	1,553,312
TBA 30 Yr, 4.500%, 2/22/52 (c)	900,000	893,110

		9,418,362

Total Mortgage Backed Securities (Cost $119,121,269)		112,836,719

Corporate Bonds and Notes – 26.3%
Communications – 2.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	198,430
AT&T, Inc., 2.750%, 6/1/31	1,285,000	1,106,738
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	412,181
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,301,853
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	55,299
3.850%, 2/1/25 (a)	10,000	9,735
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	805,486
Paramount Global
2.900%, 1/15/27	400,000	367,654
4.950%, 1/15/31	985,000	907,870
Vodafone Group PLC
4.375%, 2/19/43	70,000	60,364
6.150%, 2/27/37	185,000	198,552

		5,424,162

Consumer, Cyclical – 1.3%
General Motors Co., 5.400%, 10/15/29	1,200,000	1,190,030
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	563,960
YMCA of Greater New York
2.303%, 8/1/26	765,000	690,556
Series 2020, 3.230%, 8/1/32	375,000	314,743

		2,759,289

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical – 7.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	$274,619
3.829%, 8/15/28	1,115,000	1,065,816
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,212,046
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	140,874
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	673,363
CommonSpirit Health, 2.782%, 10/1/30	185,000	157,526
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	703,700
Dignity Health, 5.267%, 11/1/64	250,000	238,667
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	487,167
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	502,258
Howard University
Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	110,512
Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	92,298
Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	671,347
Series 22A, 5.209%, 10/1/52	470,000	385,002
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,142,043
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	176,909
Leland Stanford Junior University, 4.249%, 5/11/54	1,200,000	1,138,837
Mount Sinai Hospitals Group, Inc., 3.831%, 7/1/35	1,400,000	1,244,856
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	908,693
President & Fellows of Harvard College, 3.300%, 7/15/56	1,125,000	896,358
Royalty Pharma PLC
2.150%, 9/2/31	350,000	277,932
3.300%, 9/2/40	1,250,000	932,360
Stanford Health Care, 3.310%, 8/15/30	595,000	551,759
StoneCo, Ltd., 3.950%, 6/16/28 (d)	1,200,000	911,652
Thomas Jefferson University , 3.847%, 11/1/57	700,000	546,318

		15,442,912

Energy – 0.9%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	869,050	780,215
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (d)	1,380,000	1,289,521

		2,069,736

Financial – 9.5%
Air Lease Corp., 3.625%, 12/1/27	500,000	466,346
American International Group, Inc., 3.900%, 4/1/26	190,000	185,996
American Tower Corp.
3.375%, 5/15/24	235,000	229,947
5.000%, 2/15/24	362,000	361,902
AXA SA, 8.600%, 12/15/30	400,000	493,725
Bank of America Corp., 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (b)	545,000	521,029
Bank of Ireland Group PLC, 6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,210,262

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	$548,490
BNP Paribas SA, 3.800%, 1/10/24 (a)	245,000	242,043
Boston Properties L.P., 3.650%, 2/1/26	430,000	414,419
BPCE SA, 4.875%, 4/1/26 (a)	500,000	489,323
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	427,533
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,499,751
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (b)	1,000,000	990,118
2.561%, (SOFR + 1.167), 5/1/32 (b)	500,000	415,747
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (b)	475,000	464,663
4.412%, (SOFR + 3.914), 3/31/31 (b)	750,000	718,315
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	969,670
Discover Financial Services, 3.750%, 3/4/25	325,000	315,533
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	749,619
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,455,790
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200), 10/20/32 (b)	1,000,000	824,392
Series GMTN, 2.699%, (SOFR + 1.143), 1/22/31 (b)	640,000	554,555
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	156,337
Regency Centers L.P., 3.750%, 6/15/24	300,000	292,061
Reinsurance Group of America, Inc., 4.700%, 9/15/23	164,000	163,448
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	574,087
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,354,589
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	486,391
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	751,961
Ventas Realty L.P., 3.500%, 2/1/25	500,000	484,457
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27 (d)	255,000	40,481

		20,852,980

Government – 1.1%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,428,402

		2,428,402

Industrial – 1.0%
HTA Group, Ltd., 7.000%, 12/18/25 (d)	500,000	472,380
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	905,860
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	377,007
WRKCo, Inc., 3.000%, 9/15/24	375,000	361,329

		2,116,576

Technology – 1.3%
Apple, Inc., 2.650%, 5/11/50	300,000	211,744
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	178,000
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	649,668
4.150%, 11/15/30	1,200,000	1,118,132

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Technology (Continued)
Microsoft Corp., 3.041%, 3/17/62	1,000,000	$752,584

		2,910,128

Utilities – 1.7%
Aegea Finance Sarl, 6.750%, 5/20/29 (a)	1,200,000	1,194,726
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	472,800
Interchile SA, 4.500%, 6/30/56 (a)	1,315,000	1,125,377
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	884,069

		3,676,972

Total Corporate Bonds and Notes (Cost $65,078,126)		57,681,157

U.S. Government Agency Obligations – 20.6%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,367,395
2.780%, 11/2/37	1,800,000	1,521,740
3.430%, 4/6/45	1,000,000	854,662
3.660%, 3/7/44	974,000	832,990
Federal Home Loan Bank Discount Notes
0.000%, 2/22/23	2,835,000	2,827,446
0.000%, 7/11/23	8,000,000	7,836,097
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,657,832
2.375%, 3/14/25	2,710,000	2,606,985
3.250%, 11/16/28	5,000,000	4,890,690
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,315,851
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,373,580
0.875%, 8/5/30	8,000,000	6,544,670
5.625%, 7/15/37	2,000,000	2,370,250

Total U.S. Government Agency Obligations (Cost $49,852,304)		45,000,188

Municipal Bonds – 7.7%
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	852,568
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,850,000	1,829,076
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	432,209
County of Riverside, CA
2.963%, 2/15/27	670,000	630,104
3.070%, 2/15/28	670,000	623,399
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	340,480
4.125%, 7/1/27	425,000	408,466
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	726,652
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	775,226

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	$165,327
5.000%, 7/1/25	135,000	135,298
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	199,387
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	101,185
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000	545,173
2.305%, 7/1/29	1,000,000	851,760
2.306%, 7/1/25	200,000	188,169
3.911%, 7/1/25	125,000	122,117
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	550,300
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	782,515
New York Transportation Development Corp., 4.248%, 9/1/35	500,000	489,491
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	464,826
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	117,141
5.450%, 8/15/28	770,000	631,194
Oklahoma State University, 3.427%, 9/1/36	100,000	86,975
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	760,263
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	271,000	267,827
Redevelopment Authority of the City of Philadelphia, 2.339%, 9/1/30	1,000,000	841,271
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	629,812
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL)	99,189	99,611
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	80,000	80,433
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	367,283
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	346,314
University of Virginia, 4.179%, 9/1/17	1,000,000	844,135
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	84,255
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000	98,202
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	272,106
4.190%, 8/15/55	190,000	140,254

Total Municipal Bonds (Cost $19,370,344)		16,880,804

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*		Value
Foreign Government & Agency Securities – 4.6%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	$663,360
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	635,489
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		731,614
Japan Treasury Discount Bill, 0.000%, 3/6/23	500,000,000	JPY	3,845,318
Japan Treasury Discount Bill, 0.000%, 3/10/23	500,000,000	JPY	3,845,387
Republic of Chile, 0.830%, 7/2/31 (b)	324,000	EUR	279,354

Total Foreign Government & Agency Securities (Cost $9,802,072)			10,000,522

Senior Floating Rate Interests – 2.2%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 6.320%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (b)	280,893		280,287
Go Daddy Operating Company LLC 2021 Term Loan B4, 6.570%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (b)	302,250		302,099
Xplornet Communications, Inc. 2021 Term Loan, 8.570%, (1 mo. USD LIBOR + 4.000%), 10/2/28 (b)	167,129		134,643

			717,029

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 6.570%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (b)	210,419		210,458
Crocs, Inc. Term Loan B, 7.800%, (1 mo. USD SOFR CME + 3.500%), 2/20/29 (b)	167,500		166,663

			377,121

Consumer Staples – 0.7%
Biogroup-LCD 2021 EUR Term Loan B, 4.742%, (3 mo. EUR EURIBOR + 3.000%), 2/9/28 (b)	465,000	EUR	467,521
Boels Topholding BV 2021 EUR Term Loan B, 5.012%, (3 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	400,000	EUR	427,578
Insulet Corp. Term Loan B, 7.926%, (3 mo. USD SOFR CME + 3.250%), 5/4/28 (b)	261,025		261,514
Verisure Holding AB 2021 EUR Term Loan, 5.378%, (3 mo. EUR EURIBOR + 3.250%), 3/27/28 (b)	300,000	EUR	311,425

			1,468,038

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 7.538%, (1 mo. USD SOFR CME + 3.000%), 6/15/25 (b)	171,900		170,145

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*		Value
Financials (Continued)
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 8.070%, (1 mo. USD LIBOR + 3.500%), 5/30/25 (b)	383,461		$376,545
USI, Inc. 2022 Incremental Term Loan, 8.330%, (3 mo. USD SOFR CME + 3.750%), 11/22/29 (b)	165,834		165,955

			712,645

Industrials – 0.1%
Avient Corp. Term Loan B, 7.926%, (3 mo. USD SOFR CME + 3.250%), 8/29/29 (b)	70,379		70,540
Zephyr German BidCo GmbH EUR Term Loan B1, 5.678%, (3 mo. EUR EURIBOR + 3.400%), 3/10/28 (b)	100,000	EUR	102,700

			173,240

Information Technology – 0.6%
Athenahealth, Inc.
2022 Delayed Draw Term Loan 3.500%, 2/15/29 (b)(e)	43,478		41,291
2022 Term Loan B, 8.012%, (1 mo. USD SOFR CME + 3.500%), 2/15/29 (b)	354,812		336,960
DCert Buyer, Inc. 2019 Term Loan B, 8.696%, (3 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	383,916		379,974
SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 6.320%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	35,817		35,792
SS&C Technologies, Inc. 2018 Term Loan B3, 6.320%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	40,760		40,731
Zelis Healthcare Corporation 2021 Term Loan, 8.070%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (b)	463,161		462,726

			1,297,474

Total Senior Floating Rate Interests (Cost $5,029,101)			4,745,547

Asset Backed Securities – 1.1%
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000		81,501
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	459,735		450,827
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	286,839		274,448
Series 2022-1A, 4.220%, 5/17/27 (a)	923,099		887,150
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	131,153		112,121
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(f)	500,000		484,972
Tricolor Auto Securitization Trust Series 2022-1A, 3.300%, 2/18/25 (a)	182,745		180,933

Total Asset Backed Securities (Cost $2,582,441)			2,471,952

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Convertible Bonds – 0.4%
Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000	$189,035
0.125%, 9/1/27	50,000	51,655

		240,690

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	216,890
Insulet Corp., 0.375%, 9/1/26	195,000	270,173

		487,063

Technology – 0.1%
Square, Inc., 0.125%, 3/1/25	215,000	219,300

		219,300

Total Convertible Bonds (Cost $1,197,376)		947,053

Preferred Stocks – 0.2%
Health Care – 0.2%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	251,800
Danaher Corp., 5.000%, 4/15/23	170	228,480

		480,280

Total Preferred Stocks (Cost $548,610)		480,280

Total Long Term Investments (Cost $272,581,643)		251,044,222

Total Investments – 114.7% (Cost $272,581,643)		251,044,222

Less Unfunded Loan Commitments – (0.0)% (g)		(41,291)

Net Investments – 114.7% (Cost $272,538,165)		251,002,931

Other Liabilities, less assets – (14.7)%		(32,160,818)

Net Assets – 100.0%		$218,842,113

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities was $42,728,806, representing 19.5% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

(c) A portion or all of the security was purchased as a when issued or delayed delivery security.

(d) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $2,714,034 or 1.2% of the Fund’s net assets.

(e) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $43,478.

(f) Step coupon bond.

(g) Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

At January 31, 2023, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Morgan Stanley & Co. Inc.	3/15/23	3,242,000	$2,430,346	$(32,901)

United States Dollar	Euro Currency	Toronto Dominion Bank	2/28/23	1,448,000	1,575,257	7,567

United States Dollar	Euro Currency	JPMorgan Chase Bank N.A.	3/15/23	197,000	214,514	(3,691)

United States Dollar	Japanese Yen	JPMorgan Chase Bank N.A.	3/6/23	600,000,000	4,633,791	(249,093)

United States Dollar	Japanese Yen	Toronto Dominion Bank	3/10/23	500,000,000	3,863,662	(306,311)

Japanese Yen	United States Dollar	Morgan Stanley & Co. Inc.	3/6/23	(100,000,000)	772,299	39,953

Canadian Dollar	United States Dollar	Morgan Stanley & Co. Inc.	3/15/23	(1,586,000)	1,188,935	16,058

						$(528,418)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

At January 31, 2023, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Canadian Government Bond (Short)	102	$(9,600,576)	$(9,651,531)	3/22/23	$(50,955)

Euro-Buxl (Short)	10	(1,614,251)	(1,563,912)	3/8/23	50,339

Euro-Bund (Short)	8	(1,204,509)	(1,188,747)	3/8/23	15,762

Euro-Schatz (Short)	61	(7,056,702)	(7,005,505)	3/8/23	51,197

					$66,343

At January 31, 2023, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/26	$3,495,000	$(315,379)	$(26,160)	$(289,219)

Pay Fixed rate annually 2.660% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/32	4,145,000	188,834	190,774	(1,940)

Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	1,910,000	(156,721)	44,721	(201,442)

Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/24	6,800,000	(183,249)	(1,537)	(181,712)

Receive Fixed rate annually 2.690% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/15/52	3,645,000	(218,564)	3,804	(222,368)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	9,795,000	431,086	10,796	420,290

Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/29	9,717,000	158,144	116,320	41,824

Pay Fixed rate annually 4.030% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/27	9,390,000	(246,072)	(119,705)	(126,367)

Pay Fixed rate annually 4.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/24	34,430,000	(38,972)	11,836	(50,808)

Receive Fixed rate annually 3.530% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/52	5,900,000	609,753	456,980	152,773

Receive Fixed rate annually 3.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/43	1,175,000	(15,285)	(14,704)	(581)

Receive Fixed rate annually 2.840% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	675,000	(18,407)	(180)	(18,227)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	2,700,000	5,753	10,743	(4,990)

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	6,165,000	93,869	100,333	(6,464)

					$784,021	$(489,231)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (Unaudited)

At January 31, 2023, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Sell Protection (c):

CDX-NAHY, Series 39, Version1, 5 Year Index , Fixed Rate 5.000% (d)	Morgan Stanley/ICE	12/20/27	$1,480,000	$39,738	$38,363	$1,375

					$38,363	$1,375

(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d) Ratings of Moody’s/S&P — B1/B+

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2022 and held through January 31, 2023.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2022	Ending Account value as of 1/31/2023	Expenses Paid During Period 8/1/2022 – 1/31/2023
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$973.50	$4.97[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.20	$5.09[1]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$972.80	$5.42[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.70	$5.55[1]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$974.50	$3.53[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.60	$3.62[1]
Domini Impact Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$974.20	$3.98[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.20	$4.08[1]
Domini International Opportunities Fund Investor Class	Actual Expenses	$1,000.00	$1,064.70	$7.29[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.12[2]
Domini International Opportunities Fund Institutional Class	Actual Expenses	$1,000.00	$1,066.50	$5.99[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.85[2]
Domini Sustainable Solutions Fund Investor Class	Actual Expenses	$1,000.00	$987.70	$7.01[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.12[3]
Domini Sustainable Solutions Fund Institutional Class	Actual Expenses	$1,000.00	$988.40	$5.76[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.85[3]
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,078.10	$6.97[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.50	$6.77[4]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,078.40	$7.23[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.20	$7.02[4]

Fund Name	Expenses	Beginning Account Value as of 8/1/2022	Ending Account value as of 1/31/2023	Expenses Paid During Period 8/1/2022 – 1/31/2023
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,081.10	$4.77[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.60	$4.63[4]
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,081.60	$5.04[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.40	$4.89[4]
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$976.60	$4.33[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.43[5]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$978.80	$2.84[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.30	$2.91[5]
Domini Impact Bond Fund Class Y Shares	Actual Expenses	$1,000.00	$977.80	$3.24[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.90	$3.31[5]

1 Expenses are equal to the Fund’s annualized expense ratio of 1.00% for Investor shares, or 1.09% for Class A shares, or 0.71% for Institutional shares, or 0.80% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

4 Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Investor shares, or 1.38% for Class A shares, or 0.91% for Institutional shares, or 0.96% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

5 Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor shares, or 0.57% for Institutional shares or 0.65% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $525,630,221)	$830,383,560
Cash	44,960,784
Foreign currency, at value (cost $47,276)	47,418
Receivable for capital shares	17,835
Dividend receivable	770,258
Tax reclaim receivable	292,992

Total assets	876,472,847

LIABILITIES
Payable for capital shares	99,463
Management fee payable	466,783
Distribution fee payable	151,639
Other accrued expenses	842,756
Foreign tax payable	10,426

Total liabilities	1,571,067

NET ASSETS	$874,901,780

NET ASSETS CONSISTS OF
Paid-in capital	$575,719,580
Total distributable earnings (loss)	299,182,200

NET ASSETS	$874,901,780

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	738,315,317

Outstanding shares of beneficial interest	26,868,865

Net Asset Value And Offering Price Per Share	$27.48

Class A Shares
Net assets	5,926,943

Outstanding shares of beneficial interest	216,231

Net Asset Value And Offering Price Per Share	$27.41

Maximum offering price per share (net asset value per share / (1-4.75%))	$28.78

Institutional Shares
Net assets	121,132,341

Outstanding shares of beneficial interest	4,442,531

Net Asset Value And Offering Price Per Share	$27.27

Class Y Shares
Net assets	9,527,179

Outstanding shares of beneficial interest	348,819

Net Asset Value And Offering Price Per Share	$27.31

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $20,514,059)	$20,534,547
Cash	1,012,991
Foreign currency, at value (cost $80,871)	82,479
Receivable for capital shares	50
Dividend receivable	20,859
Tax reclaim receivable	35,563

Total assets	21,686,489

LIABILITIES
Management fee payable	15,215
Other accrued expenses	11,688
Foreign tax payable	2,640

Total liabilities	29,543

NET ASSETS	$21,656,946

NET ASSETS CONSISTS OF
Paid-in capital	$23,052,343
Total distributable earnings (loss)	(1,395,397)

NET ASSETS	$21,656,946

NET ASSET VALUE PER SHARE

Investor Class
Net assets	2,850,702

Outstanding shares of beneficial interest	298,661

Net Asset Value And Offering Price Per Share	$9.54

Institutional Class
Net assets	18,806,244

Outstanding shares of beneficial interest	1,968,646

Net Asset Value And Offering Price Per Share	$9.55

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $22,695,600)	$26,069,278
Cash	3,862,729
Foreign currency, at value (cost $59,874)	61,058
Receivable for capital shares.	456
Dividend receivable	4,223
Tax reclaim receivable	12,901

Total assets	30,010,645

LIABILITIES
Management fee payable	20,331
Other accrued expenses	20,023

Total liabilities	40,354

NET ASSETS	$29,970,291

NET ASSETS CONSISTS OF
Paid-in capital	$30,550,163
Total distributable earnings (loss)	(579,872)

NET ASSETS	$29,970,291

NET ASSET VALUE PER SHARE

Investor Class
Net assets	17,002,816

Outstanding shares of beneficial interest	1,248,436

Net Asset Value And Offering Price Per Share	$13.62

Institutional Class
Net assets	12,967,475

Outstanding shares of beneficial interest	947,069

Net Asset Value And Offering Price Per Share	$13.69

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $930,748,293)	$1,006,790,306
Cash	17,124,739
Foreign currency, at value (cost $2,699,036)	2,699,036
Receivable for securities sold	45,246,009
Receivable for capital shares	423,192
Dividend receivable	1,519,183
Tax reclaim receivable	4,676,589

Total assets	1,078,479,054

LIABILITIES
Payable for securities purchased	49,557,309
Payable for capital shares	888,336
Management fee payable	730,720
Distribution fee payable	40,515
Other accrued expenses	753,751
Foreign tax payable	182,319

Total liabilities	52,152,950

NET ASSETS	$1,026,326,104

NET ASSETS CONSISTS OF
Paid-in capital	$1,126,290,801
Total distributable earnings (loss)	(99,964,697)

NET ASSETS	$1,026,326,104

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	184,414,666

Outstanding shares of beneficial interest	23,317,512

Net Asset Value And Offering Price Per Share	$7.91

Class A Shares
Net assets	10,512,196

Outstanding shares of beneficial interest	1,241,025

Net Asset Value And Offering Price Per Share	$8.47

Maximum offering price per share (net asset value per share / (1-4.75%))	$8.89

Institutional Shares
Net assets	449,861,507

Outstanding shares of beneficial interest	57,828,622

Net Asset Value And Offering Price Per Share	$7.78

Class Y Shares
Net assets	381,537,735

Outstanding shares of beneficial interest	48,987,739

Net Asset Value And Offering Price Per Share	$7.79

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $59,931)	$5,595,485
Interest income	223,259

Investment Income	5,818,744

EXPENSES
Management/Sponsorship fees	2,786,062
Distribution fees – Investor Shares	906,615
Distribution fees – Class A Shares	7,400
Transfer agent fees – Investor Shares	147,098
Transfer agent fees – Class A Shares	394
Transfer agent fees – Institutional Shares	600
Transfer agent fees – Class Y Shares	3,270
Custody and Accounting fees	67,050
Professional fees	26,062
Registration fees – Investor Shares	18,414
Registration fees – Class A Shares	17,439
Registration fees – Institutional Shares	11,310
Registration fees – Class Y Shares	13,908
Shareholder Communication fees	18,710
Miscellaneous	69,191
Trustees fees	24,013
Shareholder Service fees – Investor Shares	20,774
Shareholder Service fees – Class A Shares	146
Shareholder Service fees – Institutional Shares	75
Shareholder Service fees – Class Y Shares	53

Total expenses	4,138,584
Fees waived and expenses reimbursed	(27,296)

Net expenses	4,111,288

NET INVESTMENT INCOME (LOSS)	1,707,456

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,977,612)
Foreign currency	(865)

Net realized gain (loss)	(1,978,477)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(24,772,910)
Translation of assets and liabilities in foreign currencies	(39)

Net change in unrealized appreciation (depreciation)	(24,772,949)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,751,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,043,970)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $10,969)	$130,003

Investment Income	130,003

EXPENSES
Management fees	85,107
Distribution fees – Investor Class	3,149
Transfer agent fees – Investor Class	17,000
Transfer agent fees – Institutional Class	100
Custody and Accounting fees	88,797
Professional fees	20,837
Registration fees – Investor Class	12,388
Registration fees – Institutional Class	20,472
Shareholder Communication fees	1,099
Miscellaneous	3,171
Trustees fees	537
Shareholder Service fees – Investor Class	387
Shareholder Service fees – Institutional Class	4

Total expenses	253,048
Fees waived and expenses reimbursed	(134,754)

Net expenses	118,294

NET INVESTMENT INCOME (LOSS)	11,709

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(838,632)
Foreign currency	(3,761)

Net realized gain (loss)	(842,393)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	2,107,062
Translation of assets and liabilities in foreign currencies	4,045

Net change in unrealized appreciation (depreciation)	2,111,107

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,268,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,280,423

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $2,604)	$104,609

Investment Income	104,609

EXPENSES
Management fees	118,089
Distribution fees – Investor Class	19,556
Transfer agent fees – Investor Class	18,559
Transfer agent fees – Institutional Class	310
Custody and Accounting fees	34,235
Professional fees	13,028
Registration fees – Investor Class	7,685
Registration fees – Institutional Class	7,512
Shareholder Communication fees	1,602
Miscellaneous	3,562
Trustees fees	734
Shareholder Service fees – Investor Class	1,382
Shareholder Service fees – Institutional Class	21

Total expenses	226,275
Fees waived and expenses reimbursed	(46,997)

Net expenses	179,278

NET INVESTMENT INCOME (LOSS)	(74,669)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,079,552)
Foreign currency	(321)

Net realized gain (loss)	(1,079,873)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	872,692
Translation of assets and liabilities in foreign currencies	4,285

Net change in unrealized appreciation (depreciation)	876,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	(202,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(277,565)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $649,887)	$10,328,296
Interest income	39,182

Investment Income	10,367,478

EXPENSES
Management fees	4,429,478
Distribution fees – Investor Shares	224,403
Distribution fees – Class A Shares	15,717
Transfer agent fees – Investor Shares	103,473
Transfer agent fees – Class A Shares	677
Transfer agent fees – Institutional Shares	1,904
Transfer agent fees – Class Y Shares	83,733
Custody and Accounting fees	184,251
Professional fees	6,291
Registration fees – Investor Shares	11,758
Registration fees – Class A Shares	12,289
Registration fees – Institutional Shares	20,192
Registration fees – Class Y Shares	2,313
Shareholder Communication fees	71,182
Miscellaneous	38,691
Trustees fees	33,397
Shareholder Service fees – Investor Shares	8,332
Shareholder Service fees – Class A Shares	287
Shareholder Service fees – Institutional Shares	215
Shareholder Service fees – Class Y Shares	56

Net expenses	5,248,639

NET INVESTMENT INCOME (LOSS)	5,118,839

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(77,211,858)
Foreign currency	(517,644)

Net realized gain (loss)	(77,729,502)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	141,572,945
Translation of assets and liabilities in foreign currencies	256,167

Net change in unrealized appreciation (depreciation)	141,829,112

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,099,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,218,449

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,707,456	$1,920,360
Net realized gain (loss)	(1,978,477)	21,250,065
Net change in unrealized appreciation (depreciation)	(24,772,949)	(156,725,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,043,970)	(133,555,363)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(12,266,230)	(54,087,151)
Class A Shares	(101,874)	(474,850)
Institutional Shares	(2,437,821)	(9,304,327)
Class Y Shares	(177,130)	(572,465)

Net Decrease in Net Assets from Distributions	(14,983,055)	(64,438,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	16,794,868	33,781,629
Net asset value of shares issued in reinvestment of distributions and dividends	13,766,257	59,547,412
Payments for shares redeemed	(32,377,455)	(76,933,665)
Redemption fees	-	224

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,816,330)	16,395,600

Total Increase (Decrease) in Net Assets	(41,843,355)	(181,598,556)

NET ASSETS
Beginning of period	$916,745,135	$1,098,343,691

End of period	$874,901,780	$916,745,135

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,709	$250,464
Net realized gain (loss)	(842,393)	(546,450)
Net change in unrealized appreciation (depreciation)	2,111,107	(4,455,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,280,423	(4,751,008)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(40,010)
Institutional Class	(10,705)	(386,867)

Net Decrease in Net Assets from Distributions	(10,705)	(426,877)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	196,155	922,878
Net asset value of shares issued in reinvestment of distributions and dividends	10,705	426,681
Payments for shares redeemed	(1,141,909)	(1,294,530)
Redemption fees	-	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(935,049)	55,029

Total Increase (Decrease) in Net Assets	334,669	(5,122,856)

NET ASSETS
Beginning of period	$21,322,277	$26,445,133

End of period	$21,656,946	$21,322,277

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(74,669)	$(160,339)
Net realized gain (loss)	(1,079,873)	(1,908,248)
Net change in unrealized appreciation (depreciation)	876,977	(6,953,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	(277,565)	(9,022,359)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	-	(764,084)
Institutional Class	-	(637,340)

Net Decrease in Net Assets from Distributions	-	(1,401,424)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,582,978	5,156,026
Net asset value of shares issued in reinvestment of distributions and dividends	-	1,380,967
Payments for shares redeemed	(1,088,044)	(5,991,177)
Redemption fees	-	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,494,934	545,816

Total Increase (Decrease) in Net Assets	1,217,369	(9,877,967)

NET ASSETS
Beginning of period	$28,752,922	$38,630,889

End of period	$29,970,291	$28,752,922

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,118,839	$27,375,131
Net realized gain (loss)	(77,729,502)	(41,946,353)
Net change in unrealized appreciation (depreciation)	141,829,112	(307,145,612)

Net Increase (Decrease) in Net Assets Resulting from Operations	69,218,449	(321,716,834)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(1,514,784)	(3,017,144)
Class A Shares	(58,676)	(197,922)
Institutional Shares	(6,884,912)	(11,678,797)
Class Y Shares	(4,929,244)	(11,865,489)

Net Decrease in Net Assets from Distributions	(13,387,616)	(26,759,352)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	118,476,465	423,391,788
Net asset value of shares issued in reinvestment of distributions and dividends	10,487,705	21,950,922
Payments for shares redeemed	(427,885,937)	(403,422,877)
Redemption fees	-	1,054

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(298,921,767)	41,920,887

Total Increase (Decrease) in Net Assets	(243,090,934)	(306,555,299)

NET ASSETS
Beginning of period	$1,269,417,038	$1,575,972,337

End of period	$1,026,326,104	$1,269,417,038

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$28.71	$34.82		$26.72		$22.48		$24.18		$23.18	^

Income from investment operations:
Net investment income (loss)	0.05	0.03		0.08		0.15	[1]	0.18		0.27	[1]
Net realized and unrealized gain (loss) on investments	(0.82)	(4.08)		8.74		4.69	[1]	0.81		2.09	[1]

Total Income (loss) From Investment Operations	(0.77)	(4.05)		8.82		4.84		0.99		2.36

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)	(0.01)		(0.09)		(0.14)		(0.21)		(0.17)	^
Distributions to shareholders from net realized gain	(0.44)	(2.05)		(0.63)		(0.46)		(2.48)		(1.19)	^

Total Distributions	(0.46)	(2.06)		(0.72)		(0.60)		(2.69)		(1.36)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$27.48	$28.71		$34.82		$26.72		$22.48		$24.18

Total return [3]	(2.65)%	(12.65)%		33.43%		21.98%		6.31%		10.32%
Portfolio turnover	1%	6%		23%		21%		95%		78%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$738	$776		$927		$719		$643		$669
Ratio of expenses to average net assets	1.00%	1.05%		1.09%		1.08%	[4,5]	1.07%	[4,5]	1.10%
Ratio of gross expenses to average net assets	1.00%	1.05%		1.09%		1.09%		1.09%		1.10%
Ratio of net investment income (loss) to average net assets	0.36%	0.14%		0.24%		0.65%		0.96%		1.15%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.07% for the year ended July 31, 2019 and 1.08% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

^ All per share amounts and net asset values have been adjusted as a result of the 1.9988601 for 1 share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,
			2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$28.66		$34.79		$26.70		$22.46		$24.17		$33.41	^

Income from investment operations:
Net investment income (loss)	(0.14)		(0.12)		(0.46)		0.15	[1]	0.23		0.31	[1]
Net realized and unrealized gain (loss) on investments	(0.65)		(3.94)		9.27		4.69	[1]	0.75		2.84	[1]

Total Income (loss) From Investment Operations	(0.79)		(4.06)		8.81		4.84		0.98		3.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		(0.02)		(0.09)		(0.14)		(0.21)		(1.35)	^
Distributions to shareholders from net realized gain	(0.44)		(2.05)		(0.63)		(0.46)		(2.48)		(11.04)	^

Total Distributions	(0.46)		(2.07)		(0.72)		(0.60)		(2.69)		(12.39)

Redemption fee proceeds [1]	-		-		-		-		0.00	[2]	-

Net asset value, end of period	$27.41		$28.66		$34.79		$26.70		$22.46		$24.17

Total return [3]	(2.72)%		(12.67)%		33.42%		22.01%		6.28%		10.36%
Portfolio turnover	1%		6%		23%		21%		95%		78%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6		$6		$8		$6		$7		$7
Ratio of expenses to average net assets	1.09%	[4]	1.09%	[4]	1.09%	[4]	1.09%	[4,5]	1.09%	[4,5]	1.12%	[4]
Ratio of gross expenses to average net assets	1.55%		1.37%		1.31%		1.47%		1.43%		1.38%
Ratio of net investment income (loss) to average net assets	0.26%		0.10%		0.24%		0.64%		0.95%		1.14%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the year ended July 31, 2019 and 1.09% for the year ended July 31, 2020.

^ All per share amounts and net asset values have been adjusted as a result of the 0.2155310 for 1 reverse share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022	2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$28.56	$34.60	$26.59		$22.41		$24.18		$24.46

Income from investment operations:
Net investment income (loss)	0.11	0.12	0.28		0.23	[1]	0.08		0.37
Net realized and unrealized gain (loss) on investments	(0.84)	(4.05)	8.60		4.67	[1]	0.98		2.17

Total Income (loss) From Investment Operations	(0.73)	(3.93)	8.88		4.90		1.06		2.54

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)	(0.06)	(0.24)		(0.26)		(0.35)		(0.44)
Distributions to shareholders from net realized gain	(0.44)	(2.05)	(0.63)		(0.46)		(2.48)		(2.38)

Total Distributions	(0.56)	(2.11)	(0.87)		(0.72)		(2.83)		(2.82)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$27.27	$28.56	$34.60		$26.59		$22.41		$24.18

Total return [3]	(2.55)%	(12.36)%	33.89%		22.43%		6.69%		10.68%
Portfolio turnover	1%	6%	23%		21%		95%		78%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$121	$125	$154		$113		$99		$120
Ratio of expenses to average net assets	0.71%	0.73%	0.74%		0.74%	[4]	0.74%	[4,5]	0.74%	[5]
Ratio of gross expenses to average net assets	0.71%	0.73%	0.74%		0.74%		0.76%		0.76%
Ratio of net investment income (loss) to average net assets	0.64%	0.46%	0.59%		0.99%		1.31%		1.52%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2019 and 0.74% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,
			2022		2021		2020		2019		2018
For a share outstanding for the period:
Net Asset Value, beginning of period	$28.60		$34.66		$26.62		$22.42		$24.18		$37.86	^

Income from investment operations:
Net investment income (loss)	3.42		7.56		7.50		0.21	[1]	3.04		0.41	[1]
Net realized and unrealized gain (loss) on investments	(4.17)		(11.52)		1.37		4.68	[1]	(2.00)		3.21	[1]

Total Income (loss) From Investment Operations	(0.75)		(3.96)		8.87		4.89		1.04		3.62

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)		(0.05)		(0.20)		(0.23)		(0.32)		(2.00)	^
Distributions to shareholders from net realized gain	(0.44)		(2.05)		(0.63)		(0.46)		(2.48)		(15.30)	^

Total Distributions	(0.54)		(2.10)		(0.83)		(0.69)		(2.80)		(17.30)

Redemption fee proceeds [1]	-		-		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$27.31		$28.60		$34.66		$26.62		$22.42		$24.18

Total return [3]	(2.58)%		(12.42)%		33.81%		22.34%		6.62%		10.71%
Portfolio turnover	1%		6%		23%		21%		95%		78%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$10		$9		$10		$6		$20		$18
Ratio of expenses to average net assets	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.79%	[4,5]	0.80%	[4,5]	0.80%	[4]
Ratio of gross expenses to average net assets	1.10%		1.02%		1.05%		0.94%		0.88%		0.84%
Ratio of net investment income (loss) to average net assets	0.55%		0.40%		0.51%		0.92%		1.23%		1.46%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2019 and 0.79% for the year ended July 31, 2020.

^ All per share amounts and net asset values have been adjusted as a result of the 0.1555580 for 1 reverse share split on January 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		For the Period November 30, 2020 (commencement of operations) through July 31, 2021

For a share outstanding for the period:
Net asset value, beginning of period	$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.08		0.04
Net realized and unrealized gain (loss) on investments	0.59		(2.05)		1.09

Total Income (loss) From Investment Operations	0.58		(1.97)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.07)		(0.05)
Distributions to shareholders from net realized gain	-		(0.08)		-

Total Distributions	-		(0.15)		(0.05)

Redemption fee proceeds [1]	-		-		0.00	[2]

Net asset value, end of period	$9.54		$8.96		$11.08

Total return [3]	6.47%		(17.88)%		11.31%
Portfolio turnover	7%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$3		$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	4.36%		4.36%		4.88%
Ratio of net investment income (loss) to average net assets	(0.11)%		0.84%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		For the Period November 30, 2020 (commencement of operations) through July 31, 2021

For a share outstanding for the period:
Net asset value, beginning of period	$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.11		0.06
Net realized and unrealized gain (loss) on investments	0.59		(2.05)		1.08

Total Income (loss) From Investment Operations	0.60		(1.94)		1.14

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)		(0.10)		(0.06)
Distributions to shareholders from net realized gain	-		(0.08)		-

Total Distributions	(0.01)		(0.18)		(0.06)

Redemption fee proceeds [1]	-		-		-

Net asset value, end of period	$9.55		$8.96		$11.08

Total return [2]	6.65%		(17.65)%		11.44%
Portfolio turnover	7%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$19		$19		$24
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	2.26%		1.79%		2.00%
Ratio of net investment income (loss) to average net assets	0.15%		1.03%		0.84%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,				For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.79		$19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.04)		(0.10)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.13)		(4.45)		4.54		5.30

Total Income (loss) From Investment Operations	(0.17)		(4.55)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		-		-
Distributions to shareholders from net realized gain	-		(0.72)		(0.64)		-

Total Distributions	-		(0.72)		(0.64)		-

Redemption fee proceeds [1]	-		-		0.00	[2]	-

Net asset value, end of period	$13.62		$13.79		$19.06		$15.28

Total return [3]	(1.23)%		(24.60)%		28.94%		52.80%
Portfolio turnover	15%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$17		$16		$19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	1.83%		1.99%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(0.65)%		(0.59)%		(0.87)%		(0.94)%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,				For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.85		$19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.06)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.14)		(4.46)		4.57		5.31

Total Income (loss) From Investment Operations	(0.16)		(4.52)		4.47		5.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.03)		-		-
Distributions to shareholders from net realized gain	-		(0.72)		(0.64)		-

Total Distributions	-		(0.75)		(0.64)		-

Redemption fee proceeds [1]	-		-		-		-

Net asset value, end of period	$13.69		$13.85		$19.12		$15.29

Total return [2]	(1.16)%		(24.39)%		29.25%		52.90%
Portfolio turnover	15%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$13		$13		$19		$12
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.12%	[3,4]
Ratio of gross expenses to average net assets	1.37%		1.40%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	(0.39)%		(0.37)%		(0.62)%		(0.61)%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$7.39	$9.29		$7.28		$7.74		$8.72		$8.76

Income from investment operations:
Net investment income (loss)	0.06	0.16		0.19		0.08		0.15		0.16
Net realized and unrealized gain (loss) on investments	0.52	(1.95)		1.94		(0.33)		(0.77)		0.02

Total Income (loss) From Investment Operations	0.58	(1.79)		2.13		(0.25)		(0.62)		0.18

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.06)	(0.11)		(0.12)		(0.21)		(0.13)		(0.22)
Distributions to shareholders from net realized gain	-	-		-		-		(0.23)		-

Total Distributions	(0.06)	(0.11)		(0.12)		(0.21)		(0.36)		(0.22)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$7.91	$7.39		$9.29		$7.28		$7.74		$8.72

Total return [3]	7.81%	(19.23)%		29.34%		(3.49)%		(6.81)%		2.08%
Portfolio turnover	46%	88%		88%		98%		77%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$184	$201		$292		$397		$432		$612
Ratio of expenses to average net assets	1.33%	1.34%		1.37%		1.36%	[4,5]	1.41%	[4]	1.41%
Ratio of gross expenses to average net assets	1.33%	1.34%		1.37%		1.38%		1.41%		1.41%
Ratio of net investment income (loss) to average net assets	0.65%	1.40%		1.32%		0.93%		1.70%		1.81%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.41% for the year ended July 31, 2019 and 1.36% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022	2021	2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$7.90	$9.91	$7.77	$8.22		$9.18		$9.21

Income from investment operations:
Net investment income (loss)	0.43	0.21	0.25	0.14		0.34		0.15
Net realized and unrealized gain (loss) on investments	0.19	(2.12)	2.02	(0.42)		(0.99)		0.04

Total Income (loss) From Investment Operations	0.62	(1.91)	2.27	(0.28)		(0.65)		0.19

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)	(0.10)	(0.13)	(0.17)		(0.08)		(0.22)
Distributions to shareholders from net realized gain	-	-	-	-		(0.23)		-

Total Distributions	(0.05)	(0.10)	(0.13)	(0.17)		(0.31)		(0.22)

Redemption fee proceeds [1]	-	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.47	$7.90	$9.91	$7.77		$8.22		$9.18

Total return [3]	7.84%	(19.26)%	29.31%	(3.58)%		(6.83)%		2.00%
Portfolio turnover	46%	88%	88%	98%		77%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$11	$15	$21	$21		$27		$81
Ratio of expenses to average net assets	1.38%	1.37%	1.38%	1.40%	[4,5]	1.43%	[4]	1.47%
Ratio of gross expenses to average net assets	1.38%	1.37%	1.38%	1.54%		1.43%		1.47%
Ratio of net investment income (loss) to average net assets	0.72%	1.37%	1.27%	0.86%		1.41%		1.63%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the year ended July 31, 2019 and 1.41% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$7.30	$9.19		$7.23		$7.69		$8.70		$8.74

Income from investment operations:
Net investment income (loss)	0.03	0.16		0.16		0.09		0.18		0.18
Net realized and unrealized gain (loss) on investments	0.56	(1.89)		1.99		(0.30)		(0.78)		0.05

Total Income (loss) From Investment Operations	0.59	(1.73)		2.15		(0.21)		(0.60)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)	(0.16)		(0.19)		(0.25)		(0.18)		(0.27)
Distributions to shareholders from net realized gain	-	-		-		-		(0.23)		-

Total Distributions	(0.11)	(0.16)		(0.19)		(0.25)		(0.41)		(0.27)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$7.78	$7.30		$9.19		$7.23		$7.69		$8.70

Total return [3]	8.11%	(18.88)%		29.80%		(3.05)%		(6.49)%		2.58%
Portfolio turnover	46%	88%		88%		98%		77%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$450	$525		$636		$473		$524		$580
Ratio of expenses to average net assets	0.91%	0.89%		0.91%		0.95%	[4]	1.01%	[4]	1.02%
Ratio of gross expenses to average net assets	0.91%	0.89%		0.91%		0.95%		1.01%		1.02%
Ratio of net investment income (loss) to average net assets	1.08%	1.91%		1.79%		1.33%		2.30%		2.22%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.01% for the year ended July 31, 2019 and 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31,
		2022	2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$7.30	$9.20	$7.23		$7.70		$8.71

Income from investment operations:
Net investment income (loss)	0.05	0.16	0.11		0.12		0.23
Net realized and unrealized gain (loss) on investments	0.54	(1.90)	2.04		(0.35)		(0.83)

Total Income (loss) From Investment Operations	0.59	(1.74)	2.15		(0.23)		(0.60)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)	(0.16)	(0.18)		(0.24)		(0.18)
Distributions to shareholders from net realized gain	-	-	-		-		(0.23)

Total Distributions	(0.10)	(0.16)	(0.18)		(0.24)		(0.41)

Redemption fee proceeds [1]	-	-	0.00	[2]	-		-

Net asset value, end of period	$7.79	$7.30	$9.20		$7.23		$7.70

Total return [3]	8.16%	(19.01)%	29.88%		(3.28)%		(6.50)%
Portfolio turnover	46%	88%	88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$382	$528	$627		$174		$238
Ratio of expenses to average net assets	0.96%	0.95%	0.98%		1.06%	[4]	1.13%	[4]
Ratio of gross expenses to average net assets	0.96%	0.95%	0.98%		1.06%		1.13%
Ratio of net investment income (loss) to average net assets	1.03%	1.87%	1.82%		1.26%		2.81%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.13% for the year ended July 31, 2019 and 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2023 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 111 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. Eastern Time will, in its judgment, materially affect the value of some or all of the Fund’s securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$72,308,331	$-	$-	$72,308,331
Consumer Discretionary	89,898,072	-	-	89,898,072
Consumer Staples	53,636,253	-	-	53,636,253
Financials	91,950,335	-	-	91,950,335
Health Care	123,933,360	-	-	123,933,360
Industrials	56,598,730	-	-	56,598,730
Information Technology	291,071,238	-	-	291,071,238
Materials	21,394,546	-	-	21,394,546
Real Estate	23,757,747	-	-	23,757,747
Utilities	5,834,948	-	-	5,834,948

Total	$830,383,560	$-	$-	$830,383,560

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$446,697	$-	$446,697
Austria	-	64,477	-	64,477
Belgium	-	105,162	-	105,162
Brazil	158,346	-	-	158,346
Canada	439,733	-	-	439,733
China	52,143	182,877	-	235,020
Denmark	-	1,025,715	-	1,025,715
Finland	-	253,424	-	253,424
France	-	1,979,389	-	1,979,389
Germany	-	1,774,970	-	1,774,970
Hong Kong	-	591,016	-	591,016
Ireland	-	230,922	-	230,922
Italy	-	231,583	-	231,583
Japan	-	4,216,671	-	4,216,671
Luxembourg	-	26,656	-	26,656
Netherlands	-	1,667,537	-	1,667,537
New Zealand	-	28,455	-	28,455
Norway	-	78,847	-	78,847
Singapore	-	255,723	-	255,723
South Africa	30,517	39,898	-	70,415
Spain	-	555,879	-	555,879
Sweden	20,543	534,066	-	554,609
Switzerland	-	1,561,813	-	1,561,813
United Kingdom	454,381	1,856,413	-	2,310,794
United States	893,043	777,651	-	1,670,694

Total	$2,048,706	$18,485,841	$-	$20,534,547

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$621,546	$-	$-	$621,546
Consumer Discretionary	1,435,724	-	-	1,435,724
Consumer Staples	540,225	211,821	-	752,046
Financials	2,541,433	3,118,821	-	5,660,254
Health Care	3,433,874	1,740,947	-	5,174,821
Industrials	1,051,338	3,267,365	-	4,318,703
Information Technology	5,748,374	931,680	-	6,680,054
Real Estate	1,114,423	-	-	1,114,423
Utilities	-	311,707	-	311,707

Total	$16,486,937	$9,582,341	$-	$26,069,278

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$59,245,604	$-	$59,245,604
Austria	-	1,122,778	-	1,122,778
Belgium	-	4,892,973	-	4,892,973
Brazil	9,679,905	-	-	9,679,905
China	4,957,437	10,618,425	-	15,575,862
Denmark	-	23,956,231	-	23,956,231
Finland	-	6,740,158	-	6,740,158
France	-	79,864,285	-	79,864,285
Germany	-	61,869,921	-	61,869,921
Hong Kong	-	14,352,387	-	14,352,387
Hungary	-	2,260,150	-	2,260,150
India	-	13,307	-	13,307
Ireland	-	16,033,118	-	16,033,118
Israel	3,954,633	-	-	3,954,633
Italy	-	19,922,512	-	19,922,512
Japan	-	223,093,095	-	223,093,095
Mexico	11,608,057	-	-	11,608,057

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Netherlands	$-	$80,544,998	$-	$80,544,998
Norway	-	7,171,913	-	7,171,913
Singapore	1,164,067	27,910,767	-	29,074,834
South Africa	5,938,132	-	-	5,938,132
South Korea	-	4,171,380	-	4,171,380
Spain	-	35,169,401	-	35,169,401
Sweden	-	36,080,225	-	36,080,225
Switzerland	-	82,670,592	-	82,670,592
Taiwan	-	6,808,117	-	6,808,117
Thailand	-	9,572,530	-	9,572,530
Turkey	-	4,752,317	-	4,752,317
United Kingdom	1,536,968	128,443,998	-	129,980,966
United States	1,132,394	19,537,531	-	20,669,925

Total	$39,971,593	$966,818,713	$-	$1,006,790,306

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

As of January 31, 2023, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$-
Domini International Opportunities Fund	-
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	18,059,173

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Dividends to shareholders of the Domini International Opportunities Fund, the Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Transfer Agent Credits. Per the arrangement with the Funds’ former transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Funds had arrangements prior to June 22, 2020, whereby they received earnings credits when positive cash balances were maintained. Such credits were used to offset transfer agency fees.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets mangaged, and
0.80% of the net assets manged in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.96% of the first $250 million of net assets managed,
0.88% of the next $250 million of net assets managed, and
0.785% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2022, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, “interest, taxes” and other extraordinary expenses) until November 30, 2023, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Class A Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini International Opportunities Fund Institutional Class	1.15%

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

Domini International Opportunities Fund Investor Class	1.40%
Domini Sustainable Solutions Fund Institutional Class	1.15%
Domini Sustainable Solutions Fund Investor Class	1.40%
Domini Impact International Equity Fund Class A Shares	1.40%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the six months ended January 31, 2023, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED
Domini Impact Equity Fund	$-	$19,896
Domini International Opportunities Fund	-	131,605
Domini Sustainable Solutions Fund	-	27,441
Domini Impact International Equity Fund	-	-

As of January 31, 2023, Domini owned less than 2% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the six months ended January 31, 2023, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	$110,931
Domini International Opportunities Fund	87,500
Domini Sustainable Solutions Fund	87,500
Domini Impact International Equity Fund	2,085,092

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2023, fees waived were as follows:

FEES WAIVED
Domini Impact Equity Fund Investor Shares	$-
Domini Impact Equity Fund Class A Shares	7,400
Domini International Opportunities Fund Investor Class	3,149
Domini Sustainable Solutions Fund Investor Class	19,556
Domini Impact International Equity Fund Investor Shares	-
Domini Impact International Equity Fund Class A Shares	-

DSIL, the Funds’ Distributor, retained front-end sales charges, net of commissions paid to unaffiliated brokers/dealers, related to the sale of Class A shares. Front-end sales charges do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment. For the six months ended January 31, 2023, DSIL retained sales charges of $1,149, and $92 from the Domini Impact Equity Fund Class A Shares, and the Domini Impact International Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2023, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone or video conference). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

As of January 31, 2023, all Trustees and officers of the Trust as a group owned less than 3% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$11,859,418	$24,182,221
Domini International Opportunities Fund	1,310,462	2,265,301
Domini Sustainable Solutions Fund	4,192,214	3,742,128
Domini Impact International Equity Fund	473,583,535	785,175,427

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2023, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	278,259	$7,419,730	640,000	$20,742,061
Shares issued in reinvestment of dividends and distributions	440,812	11,863,915	1,506,831	52,184,644
Shares redeemed	(875,771)	(23,299,123)	(1,751,515)	(56,415,893)
Redemption fees	-	-	-	224

Net increase (decrease)	(156,700)	$(4,015,478)	395,316	$16,511,036

Class A Shares
Shares sold	7,143	$199,002	9,184	$319,581
Shares issued in reinvestment of dividends and distributions	3,194	85,775	12,760	440,944
Shares redeemed	(15,084)	(393,913)	(26,248)	(805,563)
Redemption fees	-	-	-	-

Net decrease	(4,747)	$(109,136)	(4,304)	$(45,038)

Institutional Shares
Shares sold	314,853	$8,325,409	341,565	$10,833,984
Shares issued in reinvestment of dividends and distributions	61,401	1,639,437	185,197	6,349,359
Shares redeemed	(317,496)	(8,316,720)	(580,624)	(18,500,644)
Redemption fees	-	-	-	-

Net increase (decrease)	58,758	$1,648,126	(53,862)	$(1,317,301)

Class Y Shares
Shares sold	32,908	$850,727	66,196	$1,886,003
Shares issued in reinvestment of dividends and distributions	6,622	177,130	16,672	572,465
Shares redeemed	(13,937)	(367,699)	(37,462)	(1,211,565)
Redemption fees	-	-	-	-

Net increase	25,593	$660,158	45,406	$1,246,903

Total
Shares sold	633,163	$16,794,868	1,056,945	$33,781,629
Shares issued in reinvestment of dividends and distributions	512,029	13,766,257	1,721,460	59,547,412
Shares redeemed	(1,222,288)	(32,377,455)	(2,395,849)	(76,933,665)
Redemption fees	-	-	-	224

Net increase (decrease)	(77,096)	$(1,816,330)	382,556	$16,395,600

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Class
Shares sold	22,052	$196,146	74,077	$772,878
Shares issued in reinvestment of dividends and distributions	-	-	4,105	39,814
Shares redeemed	(12,010)	(95,009)	(8,750)	(84,434)
Redemption fees	-	-	-	-

Net increase	10,042	$101,137	69,432	$728,258

Institutional Class
Shares sold	1	$9	14,111	$150,000
Shares issued in reinvestment of dividends and distributions	1,173	10,705	39,300	386,867
Shares redeemed	(122,429)	(1,046,900)	(130,732)	(1,210,096)
Redemption fees	-	-	-	-

Net decrease	(121,255)	$(1,036,186)	(77,321)	$(673,229)

Total
Shares sold	22,053	$196,155	88,188	$922,878
Shares issued in reinvestment of dividends and distributions	1,173	10,705	43,405	426,681
Shares redeemed	(134,439)	(1,141,909)	(139,482)	(1,294,530)
Redemption fees	-	-	-	-

Net increase (decrease)	(111,213)	$(935,049)	(7,889)	$55,029

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Class
Shares sold	129,731	$1,685,228	263,358	$4,364,119
Shares issued in reinvestment of dividends and distributions	-	-	44,625	762,202
Shares redeemed	(43,477)	(565,155)	(155,586)	(2,539,380)
Redemption fees	-	-	-	-

Net increase	86,254	$1,120,073	152,397	$2,586,941

Institutional Class
Shares sold	67,265	$897,750	55,357	$791,907
Shares issued in reinvestment of dividends and distributions	-	-	36,122	618,765
Shares redeemed	(38,852)	(522,889)	(186,297)	(3,451,797)
Redemption fees	-	-	-	-

Net increase (decrease)	28,413	$374,861	(94,818)	$(2,041,125)

Total
Shares sold	196,996	$2,582,978	318,715	$5,156,026
Shares issued in reinvestment of dividends and distributions	-	-	80,747	1,380,967
Shares redeemed	(82,329)	(1,088,044)	(341,883)	(5,991,177)
Redemption fees	-	-	-	-

Net increase	114,667	$1,494,934	57,579	$545,816

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	1,627,000	$11,403,420	4,110,647	$35,883,354
Shares issued in reinvestment of dividends and distributions	168,496	1,253,612	341,085	2,587,548
Shares redeemed	(5,643,041)	(39,627,935)	(8,738,393)	(74,017,365)
Redemption fees	-	-	-	322

Net decrease	(3,847,545)	$(26,970,903)	(4,286,661)	$(35,546,141)

Class A Shares
Shares sold	130,565	$1,000,614	393,681	$3,600,529
Shares issued in reinvestment of dividends and distributions	6,908	55,059	23,207	186,931
Shares redeemed	(784,955)	(6,141,660)	(643,836)	(5,901,972)
Redemption fees	-	-	-	-

Net decrease	(647,482)	$(5,085,987)	(226,948)	$(2,114,512)

Institutional Shares
Shares sold	7,720,868	$53,942,717	18,809,690	$157,920,292
Shares issued in reinvestment of dividends and distributions	611,500	4,470,066	1,002,033	7,769,188
Shares redeemed	(22,451,569)	(159,823,342)	(17,007,125)	(138,811,340)
Redemption fees	-	-	-	732

Net increase (decrease)	(14,119,201)	$(101,410,559)	2,804,598	$26,878,872

Class Y Shares
Shares sold	7,356,343	$52,129,714	26,185,395	$225,987,613
Shares issued in reinvestment of dividends and distributions	643,302	4,708,968	1,471,214	11,407,255
Shares redeemed	(31,368,987)	(222,293,000)	(23,483,647)	(184,692,200)
Redemption fees	-	-	-	-

Net increase (decrease)	(23,369,342)	$(165,454,318)	4,172,962	$52,702,668

Total
Shares sold	16,834,776	$118,476,465	49,499,413	$423,391,788
Shares issued in reinvestment of dividends and distributions	1,430,206	10,487,705	2,837,539	21,950,922
Shares redeemed	(60,248,552)	(427,885,937)	(49,873,001)	(403,422,877)
Redemption fees	-	-	-	1,054

Net increase (decrease)	(41,983,570)	$(298,921,767)	2,463,951	$41,920,887

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2022, are as follows:

	Domini Impact Equity Fund	Domini Opportunities International Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund
Undistributed Ordinary Income	$204,150	$-	$-	$13,387,610
Undistributed capital gains	11,682,780	-	-	-
Unrealized appreciation/(depreciation)	327,322,295	(2,215,292)	2,472,316	(71,061,096)
Capital losses, other losses and other temporary differences	-	-	-	(98,122,044)
Late year ordinary and post Oct capital loss deferrals	-	(449,823)	(2,774,623)	-

Distributable net earnings/(deficit)	$339,209,225	$(2,665,115)	$(302,307)	$(155,795,530)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2022, the Domini Impact International Equity Fund had a short-term capital loss carryover of $98,122,044 and long-term capital loss carryover of $0.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2022, the Domini International Opportunities Fund deferred post October capital losses of $449,823 and the Domini Sustainable Solutions Fund deferred post October losses of $2,753,910 and late year ordinary losses of $20,713.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended	July 31,	Year Ended July 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Ordinary income	$5,844,084	$9,314,253	$426,877	$151,254	$49,109	$1,018,812	$26,759,352	$26,500,889
Long-term capital gain	58,594,709	13,824,026	-	-	1,352,315	-	-	-

Total	$64,438,793	$23,138,279	$426,877	$151,254	$1,401,424	$1,018,812	$26,759,352	$26,500,889

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Funds fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

ASSETS
Investments, at value (cost $272,538,165)	$251,002,931
Cash	7,124,680
Foreign currency, at value (cost $94,469)	92,086
Receivable for securities sold	18,166,788
Interest receivable	1,275,702
Collateral on certain derivative contracts	930,000
Receivable for variation margin swaps	2,226,110
Receivable for capital shares	176,714
Cash held at other banks (cost $546,540)	546,893
Unrealized appreciation on forward currency contracts	63,578
Receivable for variation margin futures	18,548

Total assets	281,624,030

LIABILITIES
Payable for securities purchased	59,578,911
Payable for capital shares	128,378
Payable for variation margin swaps	1,918,231
Cash due to broker (cost $340,243)	338,678
Management fee payable	104,764
Distribution fee payable	33,623
Other accrued expenses	36,216
Dividend payable	43,915
Payable for variation margin futures	5,018
Unrealized depreciation on forward currency contracts	591,996
Unealized depreciation on unfunded loan commitments	2,187

Total liabilities	62,781,917

NET ASSETS	$218,842,113

NET ASSETS CONSISTS OF
Paid-in capital	$253,611,156
Total distributable earnings (loss)	(34,769,043)

NET ASSETS	$218,842,113

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	118,740,650

Outstanding shares of beneficial interest	11,733,498

Net asset value and offering price per share	$10.12

Institutional Shares
Net assets	81,675,247

Outstanding shares of beneficial interest	8,128,401

Net asset value and offering price per share	$10.05

Class Y Shares
Net assets	18,426,216

Outstanding shares of beneficial interest	1,819,185

Net asset value and offering price per share	$10.13

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

INCOME
Interest income	$3,575,460
Dividends	11,750

Investment Income	3,587,210

EXPENSES
Management fee	366,900
Administrative fee	287,190
Distribution fees – Investor Shares	155,603
Transfer agent fees – Investor Shares	76,927
Transfer agent fees – Institutional Shares	925
Transfer agent fees – Class Y Shares	9,424
Custody and accounting fees	74,709
Professional fees	16,253
Registration fees – Investor Shares	8,963
Registration fees – Institutional Shares	15,164
Registration fees – Class Y Shares	1,735
Shareholder communication fees	16,613
Miscellaneous	32,418
Trustees fees	6,897
Shareholder service fees – Investor Shares	4,938
Shareholder service fees – Institutional Shares	72
Shareholder service fees – Class Y Shares	12

Total expenses	1,074,743
Fees waived and expenses reimbursed	(225,740)

Net expenses	849,003

NET INVESTMENT INCOME (LOSS)	2,738,207

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(6,230,690)
Swap contracts	274,174
Futures contracts	499,692
Forward contracts	128,384
Foreign currency	(14,241)

Net realized gain (loss)	(5,342,681)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(4,033,925)
Swap contracts	595,667
Futures contracts	294,171
Forward contracts	(579,573)
Translation of assets and liabilities in foreign currencies	(28,997)

Net change in unrealized appreciation (depreciation)	(3,752,657)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,095,338)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,357,131)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,738,207	$4,221,274
Net realized gain (loss)	(5,342,681)	(5,237,983)
Net change in unrealized appreciation (depreciation)	(3,752,657)	(29,386,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,357,131)	(30,403,474)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(1,725,438)	(3,580,840)
Institutional Shares	(1,331,101)	(2,969,089)
Class Y Shares	(281,426)	(347,605)

Net Decrease in Net Assets from Distributions	(3,337,965)	(6,897,534)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	31,828,660	112,493,683
Net asset value of shares issued in reinvestment of distributions and dividends	3,013,168	6,319,095
Payments for shares redeemed	(49,593,843)	(91,381,454)
Redemption fees	-	16

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,752,015)	27,431,340

Total Increase (Decrease) in Net Assets	(24,447,111)	(9,869,668)

NET ASSETS
Beginning of period	$243,289,224	$253,158,892

End of period	$218,842,113	$243,289,224

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,
			2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$10.51		$12.04		$12.49		$11.46		$10.92		$11.26

Income from investment operations:
Net investment income (loss)	0.09		0.16		0.18		0.22		0.28		0.26
Net realized and unrealized gain (loss) on investments	(0.36)		(1.41)		(0.05)		1.04		0.55		(0.33)

Total Income (loss) From Investment Operations	(0.27)		(1.25)		0.13		1.26		0.83		(0.07)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)		(0.17)		(0.18)		(0.23)		(0.27)		(0.26)
Distributions to shareholders from net realized gain	(0.01)		(0.11)		(0.40)		-		-		(0.01)
Tax return of capital [1]	-		-		-		-		(0.02)		-

Total Distributions	(0.12)		(0.28)		(0.58)		(0.23)		(0.29)		(0.27)

Redemption fee proceeds [1]	-		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$10.12		$10.51		$12.04		$12.49		$11.46		$10.92

Total return [3]	(2.34)%		(10.53)%		1.06%		11.09%		7.77%		(0.74)%
Portfolio turnover	145%		383%		378%		469%		319%		326%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$119		$133		$151		$144		$121		$144
Ratio of expenses to average net assets	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.86%	[4,5]	0.87%	[4,5]	0.87%	[4]
Ratio of gross expenses to average net assets	1.10%		1.08%		1.10%		1.15%		1.20%		1.14%
Ratio of net investment income (loss) to average net assets	2.25%		1.47%		1.47%		1.84%		2.55%		2.37%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the year ended July 31, 2019 and 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31,
			2022		2021		2020		2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$10.43		$11.96		$12.41		$11.38		$10.89		$11.23

Income from investment operations:
Net investment income (loss)	0.10		0.20		0.23		0.25		0.33		0.30
Net realized and unrealized gain (loss) on investments	(0.35)		(1.42)		(0.07)		1.04		0.53		(0.34)

Total Income (loss) From Investment Operations	(0.25)		(1.22)		0.16		1.29		0.86		(0.04)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.20)		(0.21)		(0.26)		(0.34)		(0.29)
Distributions to shareholders from net realized gain	(0.01)		(0.11)		(0.40)		-		-		(0.01)
Tax return of capital [1]	-		-		-		-		(0.03)		-

Total Distributions	(0.13)		(0.31)		(0.61)		(0.26)		(0.37)		(0.30)

Redemption fee proceeds [1]	-		-		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$10.05		$10.43		$11.96		$12.41		$11.38		$10.89

Total return [3]	(2.12)%		(10.34)%		1.35%		11.49%		8.06%		(0.36)%
Portfolio turnover	145%		383%		378%		469%		319%		326%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$82		$93		$91		$46		$37		$13
Ratio of expenses to average net assets	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.56%	[4,5]	0.57%	[4,5]	0.57%	[4]
Ratio of gross expenses to average net assets	0.72%		0.72%		0.73%		0.74%		0.84%		1.03%
Ratio of net investment income (loss) to average net assets	2.55%		1.74%		1.72%		2.13%		2.84%		2.67%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the year ended July 31, 2019 and 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		For the Period June 1, 2021 (commencement of operations) through July 31, 2021
For a share outstanding for the period:
Net asset value, beginning of period	$10.52		$12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.10		0.19		0.03
Net realized and unrealized gain (loss) on investments	(0.36)		(1.41)		0.20

Total Income (loss) From Investment Operations	(0.26)		(1.22)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	(0.01)		(0.11)		-

Total Distributions	(0.13)		(0.31)		(0.03)

Redemption fee proceeds	-		-		-

Net asset value, end of period	$10.13		$10.52		$12.05

Total return [1]	(2.22)%		(10.32)%		1.93%
Portfolio turnover	145%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$18		$18		$11
Ratio of expenses to average net assets	0.65%	[2]	0.65%	[2]	0.65%	[2]
Ratio of gross expenses to average net assets	0.79%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	2.47%		1.74%		1.36%

1 Not annualized for periods less than one year.

2 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2023 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

(unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$112,836,719	$-	$112,836,719
Corporate Bonds and Notes	-	57,681,157	-	57,681,157
U.S. Government Agency Obligations	-	45,000,188	-	45,000,188
Municipal Bonds	-	16,880,804	-	16,880,804
Foreign Government & Agency Securities	-	10,000,522	-	10,000,522
Senior Floating Rate Interests	-	4,745,547	-	4,745,547
Asset Backed Securities	-	2,471,952	-	2,471,952
Convertible Bonds	-	947,053	-	947,053
Preferred Stocks	480,280	-	-	480,280

Total Long Term Investments	$480,280	$250,563,942	$-	$251,044,222

Total Investment in Securities	$480,280	$250,563,942	$-	$251,044,222

Other Financial Instruments:
Forward Currency Contracts	-	63,578	-	63,578
Futures	117,298	-	-	117,298
Credit Default Swap - CCP-	-	1,375	-	1,375
Interest Rate Swap - CCP-	-	614,887	-	614,887

Total Other Financial Instruments	$117,298	$679,840	$-	$797,138

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Liabilities:

Other Financial Instruments:
Forward Currency Contracts	$-	$(591,996)	$-	$(591,996)
Futures	(50,955)	-	-	(50,955)
Interest Rate Swap - CCP	-	(1,104,118)	-	(1,104,118)
Unfunded Loans	-	(2,187)	-	(2,187)

Total Other Financial Instruments	$(50,955)	$(1,698,301)	$-	$(1,749,256)

(B) Foreign CurrencyTranslation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of January 31, 2023.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchase or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2023.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2023 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2023 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2023, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. OTC and centrally cleared credit default swap contracts outstanding at January 31, 2023 are listed in the Fund’s Portfolio of Investments.

(L) Total Return Swap Contracts. The Fund may enter into total return swaps to obtain investment exposures that are expected to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

(M) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(N) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(O) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(P) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

(Q) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(R) Transfer Agent Credits. Per the arrangement with the Fund’s former transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Fund had arrangements prior to June 22, 2020, whereby it received earnings credits when positive cash balances were maintained. Such credits were used to offset transfer agent fees.

(S) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the next $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2022, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%,

0.57%, and 0.65%, respectively, until November 30, 2023, absent an earlier

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

modification by the Board of Trustees which oversee the Fund. For the six months ended January 31, 2023, Domini reimbursed expenses totaling $166,132.

As of January 31, 2023, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the period ended January 31, 2023, the fees received by the Fund’s submanager were $229,752.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2023, fees waived by DSIL for the Investor shares totaled $59,536.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2023, Domini waived fees as follows:

FEES WAIVED
Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	72
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

event that a Trustee participates at an in-person meeting by telephone or video conference). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2023, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$341,173,306	$347,459,835
Investments in Securities	10,238,569	33,487,465

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2023, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,282,367	$12,907,912	3,067,967	$34,632,081
Shares issued in reinvestment of dividends and distributions	172,455	1,703,129	310,574	3,527,801
Shares redeemed	(2,358,957)	(23,390,731)	(3,248,110)	(36,084,839)
Redemption fees	-	-	-	16

Net increase (decrease)	(904,135)	$(8,779,690)	130,431	$2,075,059

Institutional Shares
Shares sold	1,394,008	$13,858,922	5,754,588	$66,482,490
Shares issued in reinvestment of dividends and distributions	104,881	1,028,621	216,772	2,443,689
Shares redeemed	(2,263,229)	(22,226,521)	(4,714,669)	(51,690,642)
Redemption fees	-	-	-	-

Net increase (decrease)	(764,340)	$(7,338,978)	1,256,691	$17,235,537

Class Y Shares
Shares sold	507,699	$5,061,826	1,044,534	$11,379,112
Shares issued in reinvestment of dividends and distributions	28,460	281,418	30,866	347,605
Shares redeemed	(398,440)	(3,976,591)	(325,034)	(3,605,973)
Redemption fees	-	-	-	-

Net increase	137,719	$1,366,653	750,366	$8,120,744

Total
Shares sold	3,184,074	$31,828,660	9,867,089	$112,493,683
Shares issued in reinvestment of dividends and distributions	305,796	3,013,168	558,212	6,319,095
Shares redeemed	(5,020,626)	(49,593,843)	(8,287,813)	(91,381,454)
Redemption fees	-	-	-	16

Net increase (decrease)	(1,530,756)	$(14,752,015)	2,137,488	$27,431,340

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

6. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2023, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps / Receivable for variation margin futures / Net assets consist of - Total distributable earnings	$2,294,831	*	Payable for variation margin swaps/Payable for variation margin futures / Net assets consist of - Total distributable earnings	$1,969,186	*

Credit Risk	Receivable for variation margin swaps / Net assets consist of - Total distributable earnings	48,577		Payable for variation margin swaps /Net assets consist of - Total distributable earnings	-

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of - Total distributable earnings	63,578		Unrealized depreciation on forward currency contracts/Net assets consist of - Total distributable earnings	591,996

Total		$2,406,986			$2,561,182

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

For the six months ended January 31, 2023, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	$749,375	$803,680

Credit Risk	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	24,491	86,158

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	128,384	$(579,573)

Total		$902,249	$310,265

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$15,363,655
Forward currency contracts (contract amount)	$10,958,120
Centrally cleared interest rate swap contracts (notional)	$97,383,286
Centrally cleared credit default contracts (notional)	$2,540,000

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

7. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2022, is as follows:

Unrealized appreciation/(depreciation)	$(18,179,835)
Capital losses, other losses and other temporary differences	-
Late year ordinary and post Oct capital loss deferrals	(6,894,115)

Distributable net earnings/(deficit)	$(25,073,950)

For tax purposes, the Fund may elect to defer any portion of a post October capital loss deferral or late year ordinary Loss to the first day of the following fiscal year. At July 31, 2022, the Fund deferred post October capital losses of $6,894,115.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2022	2021

Ordinary income	$4,772,788	$8,904,751
Long-term capital gain	2,124,746	754,786

Total	$6,897,534	$9,659,537

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2023 (Unaudited)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-582-6757, by visiting domini.com/proxyvoting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at domini.com and on the EDGAR database on the SEC’s website at sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Disclosure of each Fund’s portfolio holdings is made within 60 days of the end of each fiscal semi-annual period (each July 31 and January 31) in the Annual Report and the Semi-Annual Report to Fund shareholders and as of the end of its first and third fiscal quarters (each October 31 and April 30) in publicly available filings of Form N-PORT on the EDGAR database on the SEC’s website, sec.gov. Portfolio holdings information is also available online at domini.com/funddocuments.

To obtain copies of Annual and Semi-Annual Reports, free of charge, call 1-800-582-6757. Each Annual Report and Semi-Annual Report is available online at domini.com/funddocuments and in publicly available filings of Form N-CSR on the EDGAR database on the SEC’s website, sec.gov.

DOMINI FUNDS

P.O. Box 46707

Cincinnati, OH 45246-0707

1-800-582-6757

domini.com

Investment Manager, Sponsor, and Distributor:

Domini Impact Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

180 Maiden Lane, Suite 1302

New York, NY 10038-4925

Investment Submanagers:

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

SSGA Funds Management, Inc.

1 Iron Street

Boston, MA 02210

Domini Impact International Equity Fund

Domini Impact Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian:

State Street Bank and Trust Company

100 Summer Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Sign up for Domini news and impact updates at domini.com/subscribe

Domini Funds P.O. Box 46707 | Cincinnati, OH 45246-0707 1-800-582-6757 | domini.com | @DominiFunds Subscribe to Domini news at domini.com/subscribe

Domini Impact Equity FundSM

Investor Shares: CUSIP 257132100 | DSEFX

Institutional Shares: CUSIP 257132852 | DIEQX

Class Y Shares: CUSIP 257132308 | DSFRX

Class A Shares: CUSIP 257132860 | DSEPX

Domini International Opportunities FundSM

Investor Shares: CUSIP 257132753 | RISEX

Institutional Shares: CUSIP 257132746 | LEADX

Domini Sustainable Solutions FundSM

Investor Shares: 257132761 | CAREX

Institutional Shares: 257132779 | LIFEX

Domini Impact International Equity FundSM

Investor Shares: CUSIP 257132704 | DOMIX

Institutional Shares: CUSIP 257132811 | DOMOX

Class Y Shares: CUSIP 257132787 | DOMYX

Class A Shares: CUSIP 257132886 | DOMAX

Domini Impact Bond FundSM Investor Shares: CUSIP 257132209 | DSBFX Institutional Shares: CUSIP 257132829 | DSBIX Class Y Shares: CUSIP 257132795 | DSBYX

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)    The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)    Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina M. Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant

Item 13.	Exhibits.

(a)(1)    Not applicable to a semi-annual report.

(a)(2)     Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(b)     A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 5, 2023

By:	/s/ Christina M. Povall
Christina M. Povall
Treasurer (Principal Financial Officer)

Date: April 5, 2023